THE GROWTH FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value
Common Stocks – 97.3%
Automobiles* – 2.9%
23,980	Tesla, Inc.	$ 6,412,971

Beverages – 1.1%
12,855	PepsiCo., Inc.	2,409,798

Biotechnology – 1.0%
14,850	AbbVie, Inc.	2,221,263

Broadline Retail – 5.4%
75,390	Amazon.com, Inc.*	10,078,135
41,260	eBay, Inc.	1,836,483

		11,914,618

Capital Markets – 2.0%
4,325	MSCI, Inc.	2,370,446
26,195	Tradeweb Markets, Inc. Class A	2,142,489

		4,512,935

Chemicals – 2.0%
21,615	RPM International, Inc.	2,233,046
7,960	The Sherwin-Williams Co.	2,200,940

		4,433,986

Commercial Services & Supplies – 2.5%
20,125	Copart, Inc.*	1,778,849
43,035	Rollins, Inc.	1,757,119
12,020	Waste Management, Inc.	1,968,756

		5,504,724

Communications Equipment – 0.9%
7,145	Motorola Solutions, Inc.	2,047,971

Consumer Staples Distribution & Retail – 1.8%
3,825	Costco Wholesale Corp.	2,144,563
31,005	Performance Food Group Co.*	1,852,859

		3,997,422

Electronic Equipment, Instruments & Components – 2.0%
24,880	Amphenol Corp. Class A	2,197,153
11,325	CDW Corp.	2,118,568

		4,315,721

Financial Services – 4.7%
16,680	Fiserv, Inc.*	2,105,183
8,375	FleetCor Technologies, Inc.*	2,084,621
7,535	Mastercard, Inc. Class A	2,970,900
13,145	Visa, Inc. Class A	3,124,961

		10,285,665

Ground Transportation – 2.0%
60,535	CSX Corp.	2,017,026
9,955	Union Pacific Corp.	2,309,759

		4,326,785

Health Care Equipment & Supplies – 2.4%
18,470	Abbott Laboratories	2,056,265
11,015	Masimo Corp.*	1,347,135
6,750	Stryker Corp.	1,913,017

		5,316,417

Health Care Providers & Services – 2.3%
4,840	McKesson Corp.	1,947,616
5,985	UnitedHealth Group, Inc.	3,030,624

		4,978,240

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 3.8%
14,485	Hilton Worldwide Holdings, Inc.	$ 2,252,273
6,930	McDonald’s Corp.	2,031,876
20,400	Starbucks Corp.	2,072,028
27,165	Wyndham Hotels & Resorts, Inc.	2,116,697

		8,472,874

Household Products – 0.8%
18,405	Church & Dwight Co., Inc.	1,760,806

Industrial Conglomerates – 0.9%
9,890	Honeywell International, Inc.	1,919,946

Insurance* – 0.9%
25,180	Arch Capital Group Ltd.	1,956,234

Interactive Media & Services* – 8.5%
98,055	Alphabet, Inc. Class A	13,013,860
17,955	Meta Platforms, Inc. Class A	5,720,463

		18,734,323

IT Services* – 0.9%
25,105	GoDaddy, Inc. Class A	1,935,344

Life Sciences Tools & Services – 1.7%
1,400	Mettler-Toledo International, Inc.*	1,760,458
3,835	Thermo Fisher Scientific, Inc.	2,104,111

		3,864,569

Machinery – 1.0%
8,170	Illinois Tool Works, Inc.	2,151,324

Oil, Gas & Consumable Fuels – 1.0%
13,595	Cheniere Energy, Inc.	2,200,487

Personal Care Products – 0.8%
10,325	The Estee Lauder Cos., Inc. Class A	1,858,500

Pharmaceuticals – 2.4%
6,710	Eli Lilly & Co.	3,050,031
11,960	Zoetis, Inc.	2,249,556

		5,299,587

Residential REITs – 0.9%
27,005	Equity LifeStyle Properties, Inc.	1,922,216

Semiconductors & Semiconductor Equipment – 7.5%
3,465	Broadcom, Inc.	3,113,822
20,040	NVIDIA Corp.	9,364,492
11,875	Texas Instruments, Inc.	2,137,500
12,975	Universal Display Corp.	1,892,793

		16,508,607

Software – 16.0%
5,670	ANSYS, Inc.*	1,939,707
8,985	Cadence Design Systems, Inc.*	2,102,580
99,300	Gen Digital, Inc.	1,931,385
4,420	Intuit, Inc.	2,261,714
68,700	Microsoft Corp.	23,077,704
8,220	Palo Alto Networks, Inc.*	2,054,671
12,965	PTC, Inc.*	1,890,427

		35,258,188

Specialized REITs – 0.9%
6,935	Public Storage	1,953,936

THE GROWTH FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 1.8%
6,505	The Home Depot, Inc.	$ 2,171,629
8,185	Tractor Supply Co.	1,833,358

		4,004,987

Technology Hardware, Storage & Peripherals – 12.8%
134,375	Apple, Inc.	26,397,969
24,315	NetApp, Inc.	1,896,813

		28,294,782

Textiles, Apparel & Luxury Goods – 1.7%
4,795	Lululemon Athletica, Inc.*	1,815,051
17,935	NIKE, Inc. Class B	1,979,845

		3,794,896

TOTAL COMMON STOCKS (Cost $130,046,784)		$214,570,122

Exchange Traded Fund – 2.8%
21,760	iShares Russell 1000 Growth ETF	$ 6,193,766
(Cost $5,400,143)

TOTAL INVESTMENTS — 100.1% (Cost $135,446,927)		$220,763,888

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(218,523)

NET ASSETS – 100.0%		$220,545,365

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

THE VALUE FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Aerospace & Defense – 3.7%
24,500	General Dynamics Corp.	$ 5,477,710
55,000	Raytheon Technologies Corp.	4,836,150

		10,313,860

Air Freight & Logistics – 2.0%
30,000	United Parcel Service, Inc. Class B	5,613,900

Banks – 7.4%
184,000	Bank of America Corp.	5,888,000
65,000	JPMorgan Chase & Co.	10,267,400
120,000	U.S. Bancorp.	4,761,600

		20,917,000

Beverages – 1.9%
29,000	PepsiCo., Inc.	5,436,340

Biotechnology – 2.4%
29,000	Amgen, Inc.	6,790,350

Capital Markets – 7.6%
29,000	CME Group, Inc.	5,769,840
60,500	Morgan Stanley	5,539,380
54,000	Northern Trust Corp.	4,326,480
47,000	T. Rowe Price Group, Inc.	5,793,220

		21,428,920

Chemicals – 2.0%
18,000	Air Products & Chemicals, Inc.	5,495,940

Communications Equipment – 2.4%
128,000	Cisco Systems, Inc.	6,661,120

Consumer Staples Distribution & Retail – 2.0%
73,000	SYSCO Corp.	5,570,630

Containers & Packaging – 1.8%
88,500	Sonoco Products Co.	5,189,640

Diversified REITs – 1.8%
76,000	WP Carey, Inc.	5,132,280

Diversified Telecommunication Services – 1.8%
147,000	Verizon Communications, Inc.	5,009,760

Electric Utilities – 5.2%
78,500	American Electric Power Co., Inc.	6,652,090
87,000	Duke Energy Corp.	8,144,940

		14,797,030

Electrical Equipment – 4.0%
28,000	Eaton Corp. PLC	5,748,960
61,500	Emerson Electric Co.	5,618,025

		11,366,985

Food Products – 1.9%
73,000	Mondelez International, Inc. Class A	5,411,490

Health Care Equipment & Supplies – 1.9%
60,000	Medtronic PLC	5,265,600

Health Care Providers & Services – 2.1%
79,000	CVS Health Corp.	5,900,510

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 3.8%
32,000	Darden Restaurants, Inc.	$ 5,405,440
18,000	McDonald’s Corp.	5,277,600

		10,683,040

Household Products – 2.0%
36,000	The Procter & Gamble Co.	5,626,800

Insurance – 4.7%
120,000	MetLife, Inc.	7,556,400
71,500	Principal Financial Group, Inc.	5,710,705

		13,267,105

IT Services – 2.0%
39,000	International Business Machines Corp.	5,623,020

Machinery – 2.0%
21,500	Illinois Tool Works, Inc.	5,661,380

Media – 3.8%
32,500	Nexstar Media Group, Inc.	6,068,400
134,000	The Interpublic Group of Cos., Inc.	4,586,820

		10,655,220

Oil, Gas & Consumable Fuels – 9.1%
85,000	Chevron Corp.	13,911,100
88,500	ONEOK, Inc.	5,933,040
26,000	Pioneer Natural Resources Co.	5,867,420

		25,711,560

Pharmaceuticals – 9.2%
57,000	Johnson & Johnson	9,549,210
73,500	Merck & Co., Inc.	7,838,775
233,500	Pfizer, Inc.	8,420,010

		25,807,995

Semiconductors & Semiconductor Equipment – 4.0%
62,500	Microchip Technology, Inc.	5,871,250
30,000	Texas Instruments, Inc.	5,400,000

		11,271,250

Specialized REITs – 1.8%
18,500	Public Storage	5,212,375

Specialty Retail – 3.6%
51,000	Best Buy Co., Inc.	4,235,550
18,000	The Home Depot, Inc.	6,009,120

		10,244,670

TOTAL COMMON STOCKS (Cost $228,975,308)		$276,065,770

Exchange Traded Fund – 1.8%
30,000	iShares Russell 1000 Value Index Fund	$ 4,901,700
(Cost $4,418,662)

THE VALUE FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.3%
Investment Company – 0.3%
State Street Institutional US Government Money Market Fund - Premier Class(NR/NR)
939,996	5.191%	$ 939,996

TOTAL INVESTMENTS – 100.0% (Cost $234,333,966)		$281,907,466

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		37,300

NET ASSETS – 100.0%		$281,944,766

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
NR	— Not Rated
REIT	— Real Estate Investment Trust

THE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 96.2%
Aerospace & Defense – 1.2%
55,790	Howmet Aerospace, Inc.	$ 2,853,101

Air Freight & Logistics – 1.2%
28,415	CH Robinson Worldwide, Inc.	2,846,615

Biotechnology* – 3.6%
29,255	BioMarin Pharmaceutical, Inc.	2,572,392
140,280	Exelixis, Inc.	2,764,919
68,175	Ionis Pharmaceuticals, Inc.	2,824,490

		8,161,801

Broadline Retail – 1.2%
60,345	eBay, Inc.	2,685,956

Capital Markets – 5.0%
6,700	FactSet Research Systems, Inc.	2,914,768
9,695	Morningstar, Inc.	2,234,504
5,770	MSCI, Inc.	3,162,421
39,020	Tradeweb Markets, Inc. Class A	3,191,446

		11,503,139

Chemicals – 2.5%
25,530	FMC Corp.	2,456,752
31,735	RPM International, Inc.	3,278,543

		5,735,295

Commercial Services & Supplies – 2.3%
15,985	MSA Safety, Inc.	2,653,510
63,455	Rollins, Inc.	2,590,868

		5,244,378

Construction Materials – 1.2%
5,935	Martin Marietta Materials, Inc.	2,649,740

Distributors – 1.2%
7,325	Pool Corp.	2,818,221

Electrical Equipment – 1.2%
8,315	Rockwell Automation, Inc.	2,796,251

Electronic Equipment, Instruments & Components – 3.6%
32,630	Amphenol Corp. Class A	2,881,555
15,105	CDW Corp.	2,825,692
16,505	Keysight Technologies, Inc.*	2,658,626

		8,365,873

Entertainment* – 1.2%
18,335	Take-Two Interactive Software, Inc.	2,804,155

Financial Services – 1.3%
35,895	Apollo Global Management, Inc.	2,932,980

Food Products – 2.1%
23,475	Lamb Weston Holdings, Inc.	2,432,714
10,320	The Hershey Co.	2,387,119

		4,819,833

Ground Transportation – 2.6%
15,010	JB Hunt Transport Services, Inc.	3,061,139
13,890	Landstar System, Inc.	2,827,865

		5,889,004

Health Care Equipment & Supplies – 3.7%
5,540	IDEXX Laboratories, Inc.*	3,073,204
9,130	Insulet Corp.*	2,526,728
12,530	ResMed, Inc.	2,786,045

		8,385,977

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 2.3%
4,940	Chemed Corp.	$ 2,574,184
9,230	Molina Healthcare, Inc.*	2,810,443

		5,384,627

Health Care Technology* – 1.2%
13,305	Veeva Systems, Inc. Class A	2,717,147

Hotels, Restaurants & Leisure – 6.5%
1,295	Chipotle Mexican Grill, Inc.*	2,541,152
23,660	Choice Hotels International, Inc.	3,093,545
8,255	Domino’s Pizza, Inc.	3,275,089
18,985	Hilton Worldwide Holdings, Inc.	2,951,978
40,025	Wyndham Hotels & Resorts, Inc.	3,118,748

		14,980,512

Household Durables – 1.2%
34,255	Toll Brothers, Inc.	2,751,704

Household Products – 1.1%
27,165	Church & Dwight Co., Inc.	2,598,876

Insurance* – 1.3%
37,720	Arch Capital Group Ltd.	2,930,467

IT Services* – 3.6%
7,910	Gartner, Inc.	2,796,897
37,660	GoDaddy, Inc. Class A	2,903,210
12,115	VeriSign, Inc.	2,555,659

		8,255,766

Life Sciences Tools & Services – 8.4%
22,925	Agilent Technologies, Inc.	2,791,577
35,500	Bio-Techne Corp.	2,960,700
36,690	Bruker Corp.	2,521,337
12,500	IQVIA Holdings, Inc.*	2,797,000
2,105	Mettler-Toledo International, Inc.*	2,646,974
10,410	Waters Corp.*	2,875,346
7,265	West Pharmaceutical Services, Inc.	2,673,811

		19,266,745

Machinery – 4.7%
43,160	Donaldson Co., Inc.	2,711,743
31,280	Graco, Inc.	2,481,442
30,585	Otis Worldwide Corp.	2,782,012
26,740	The Toro Co.	2,718,121

		10,693,318

Media – 1.3%
15,980	Nexstar Media Group, Inc.	2,983,786

Oil, Gas & Consumable Fuels – 4.0%
17,960	Cheniere Energy, Inc.	2,907,006
45,100	ONEOK, Inc.	3,023,504
2,085	Texas Pacific Land Corp.	3,140,635

		9,071,145

Professional Services – 6.3%
24,600	Booz Allen Hamilton Holding Corp.	2,978,568
16,615	Broadridge Financial Solutions, Inc.	2,789,991
72,800	Genpact Ltd.	2,627,352
24,160	Paychex, Inc.	3,031,355

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
8,545	Paycom Software, Inc.	$ 3,151,054

		14,578,320

Real Estate Management & Development* – 1.1%
29,840	CoStar Group, Inc.	2,505,665

Residential REITs – 1.2%
40,080	Equity LifeStyle Properties, Inc.	2,852,894

Semiconductors & Semiconductor Equipment – 1.2%
19,060	Universal Display Corp.	2,780,473

Software – 9.8%
8,300	ANSYS, Inc.*	2,839,430
47,645	Black Knight, Inc.*	3,350,396
11,725	Cadence Design Systems, Inc.*	2,743,767
102,660	Dropbox, Inc. Class A*	2,766,687
145,370	Gen Digital, Inc.	2,827,447
14,135	Manhattan Associates, Inc.*	2,694,414
19,195	PTC, Inc.*	2,798,823
6,580	Tyler Technologies, Inc.*	2,609,825

		22,630,789

Specialized REITs – 1.1%
18,235	Extra Space Storage, Inc.	2,545,059

Specialty Retail – 2.3%
32,365	Best Buy Co., Inc.	2,687,913
12,025	Tractor Supply Co.	2,693,480

		5,381,393

Technology Hardware, Storage & Peripherals – 1.2%
35,790	NetApp, Inc.	2,791,978

Textiles, Apparel & Luxury Goods* – 1.3%
53,325	Skechers USA, Inc. Class A	2,963,803

TOTAL COMMON STOCKS (Cost $166,632,143)		$221,156,786

Exchange Traded Fund – 3.0%
69,000	iShares Russell Midcap Growth Index Fund	$ 6,867,570
(Cost $6,667,301)

Shares	Dividend Rate	Value

Investment Company – 0.7%
State Street Institutional US Government Money Market Fund – Premier Class
1,744,729	5.191%	$ 1,744,729
(Cost $1,744,729)

TOTAL INVESTMENTS – 99.9% (Cost $175,044,173)		$229,769,085

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		149,890

NET ASSETS – 100.0%		$229,918,975

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
REIT	– Real Estate Investment Trust

THE BOND FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 43.4%
Aerospace/Defense(a) – 0.5%
Boeing Co.
$ 5,000,000	5.805%		05/01/50	$ 5,023,121

Auto Manufacturers – 2.7%
BMW Finance NV(a)(b)
4,000,000	2.400		08/14/24	3,875,433
Ford Motor Co.(a)
2,000,000	4.346		12/08/26	1,949,264
Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,384,512
General Motors Co.(a)
3,450,000	6.600		04/01/36	3,572,838
General Motors Financial Co., Inc.(a)
2,000,000	2.400		04/10/28	1,739,176
1,615,000	3.100		01/12/32	1,318,938
Mercedes-Benz Finance North America LLC(b)
3,900,000	4.800		03/30/28	3,852,952
2,000,000	5.050		08/03/33	1,991,160
PACCAR Financial Corp.
5,000,000	2.150		08/15/24	4,830,868
Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	3,932,416

				29,447,557

Banks – 7.7%
Bank of America Corp.
3,000,000	4.450		03/03/26	2,919,390
(3M USD SOFR + 1.301%),
6,749,000	3.419	(a)(c)	12/20/28	6,216,744
Citigroup, Inc.
1,000,000	5.500		09/13/25	994,534
3,500,000	4.450		09/29/27	3,362,585
(SOFR + 2.086%),
4,400,000	4.910	(a)(c)	05/24/33	4,252,330
(SOFR + 1.379%),
2,000,000	2.904	(a)(c)	11/03/42	1,414,621
HSBC Holdings PLC
3,130,000	6.100		01/14/42	3,349,661
Huntington Bancshares, Inc.(a)(c) (SOFR + 2.050%)
4,000,000	5.023		05/17/33	3,765,091
JPMorgan Chase & Co.
(SOFR + 0.885%),
1,500,000	6.201	(a)(c)	04/22/27	1,498,470
(SOFR + 1.560%),
1,000,000	4.323	(a)(c)	04/26/28	968,942
(3M USD SOFR + 1.591%),
2,000,000	4.452	(a)(c)	12/05/29	1,925,554
(3M USD SOFR + 1.421%),
1,650,000	3.702	(a)(c)	05/06/30	1,516,239
2,520,000	5.600		07/15/41	2,623,149
KeyBank NA
3,000,000	3.400		05/20/26	2,689,390
Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	2,916,307
Morgan Stanley(a)(c)
(SOFR + 1.200%)
2,900,000	2.511		10/20/32	2,336,633
Northern Trust Corp.(a)
4,000,000	3.150		05/03/29	3,648,645
1,500,000	1.950		05/01/30	1,243,808
PNC Bank NA
3,830,000	4.050		07/26/28	3,537,482

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
The PNC Financial Services Group, Inc.(a)(c)
(3M USD SOFR + 3.939%)
$ 2,500,000	9.312%		11/01/23	$ 2,513,705
Truist Financial Corp.
3,500,000	2.500	(a)	08/01/24	3,386,806
2,265,000	1.125	(a)	08/03/27	1,919,533
(SOFR + 2.300%),
1,900,000	6.123	(a)(c)	10/28/33	1,946,076
(SOFR + 1.852%),
1,000,000	5.122	(a)(c)	01/26/34	955,349
U.S. Bancorp
(SOFR + 1.230%),
1,500,000	4.653	(a)(c)	02/01/29	1,437,500
(SOFR + 1.600%),
7,000,000	4.839	(a)(c)	02/01/34	6,569,052
UBS Group AG
(1 Year CMT + 0.850%),
2,000,000	1.494	(a)(b)(c)	08/10/27	1,752,894
(1 Year CMT + 1.750%),
2,500,000	4.751	(a)(b)(c)	05/12/28	2,394,677
Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,397,933
1,500,000	4.650		11/04/44	1,273,013
5,000,000	4.750		12/07/46	4,275,927
Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	1,980,484

				83,982,524

Beverages(a) – 0.8%
Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.600		04/15/48	912,707
6,000,000	4.439		10/06/48	5,330,255
PepsiCo, Inc.
2,190,000	4.450		04/14/46	2,084,840

				8,327,802

Biotechnology(a) – 0.3%
Amgen, Inc.
1,000,000	5.600		03/02/43	993,016
3,175,000	2.770		09/01/53	1,946,366

				2,939,382

Chemicals(a) – 0.3%
Linde, Inc.
2,000,000	3.200		01/30/26	1,924,887
The Sherwin-Williams Co.
1,075,000	2.200		03/15/32	864,563

				2,789,450

Commercial Services – 1.3%
Emory University(a)
2,000,000	1.566		09/01/25	1,858,965
Equifax, Inc.(a)
2,000,000	5.100		12/15/27	1,983,284
Henry J. Kaiser Family Foundation
6,250,000	3.356		12/01/25	5,841,554
Northwestern University
1,000,000	4.643		12/01/44	949,343
The Corp. of Gonzaga University
3,500,000	4.158		04/01/46	2,844,937
Thomas Jefferson University
1,375,000	2.368%		11/01/25	1,254,531

				14,732,614

THE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – 0.3%
CGI, Inc.
$ 4,000,000	2.300%	09/14/31	$ 3,119,122

Computers & Peripherals(a) – 0.4%
Amazon.com, Inc.
2,000,000	4.700	12/01/32	2,007,411
Meta Platforms, Inc.
2,320,000	3.850	08/15/32	2,158,019

			4,165,430

Distribution/Wholesale(a) – 0.3%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	3,034,844

Diversified Financial Services – 1.4%
Aircastle Ltd.(a)
1,000,000	4.250	06/15/26	949,942
Aviation Capital Group LLC(a)(b)
5,500,000	1.950	09/20/26	4,815,050
Brookfield Finance, Inc.(a)
3,100,000	4.700	09/20/47	2,623,369
Capital One Financial Corp.(a)(c)
(SOFR + 2.370%)
3,000,000	5.268	05/10/33	2,847,817
CDP Financial, Inc.(b)
1,000,000	3.150	07/24/24	975,320
The Charles Schwab Corp.(a)
1,225,000	2.750	10/01/29	1,057,977
2,500,000	1.950	12/01/31	1,941,094

			15,210,569

Electrical Equipment – 3.7%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,277,277
Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	2,695,198
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,054,181
Entergy Louisiana LLC(a)
3,000,000	3.780	04/01/25	2,908,046
Gulf Power Co.(a)
1,250,000	4.550	10/01/44	1,081,923
Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	1,580,569
National Grid USA
3,375,000	8.000	11/15/30	3,725,285
National Rural Utilities Cooperative Finance Corp.(a)
4,000,000	5.800	01/15/33	4,172,602
Nevada Power Co.(a)
1,250,000	3.125	08/01/50	808,004
Ohio Power Co.
2,870,000	5.850	10/01/35	2,900,549
Pacific Gas and Electric Co.(a)
1,000,000	4.550	07/01/30	908,126

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
Pacific Gas and Electric Co.(a) (continued)
$ 1,000,000	4.950%		07/01/50	$ 797,447
PacifiCorp
2,200,000	6.100		08/01/36	2,195,745
PG&E Wildfire Recovery Funding LLC
1,079,580	3.594		06/01/30	1,024,048
PPL Electric Utilities Corp.(a)
2,225,000	4.750		07/15/43	2,052,660
Public Service Enterprise Group, Inc.(a)
5,500,000	8.625		04/15/31	6,294,910
Southern California Edison Co.
1,000,000	5.550		01/15/37	986,085
Wisconsin Power and Light Co.(a)
1,000,000	1.950		09/16/31	791,103
Wisconsin Public Service Corp.(a)
3,000,000	3.300		09/01/49	2,131,484

				40,385,242

Energy Minerals(a) – 0.4%
HF Sinclair Corp.
3,850,000	5.875		04/01/26	3,865,078

Entertainment(a) – 0.1%
Warnermedia Holdings, Inc.
1,000,000	3.755		03/15/27	935,593

Food(a)(b) – 0.6%
Nestle Holdings, Inc.
6,700,000	4.300		10/01/32	6,625,862

Gas(a) – 0.6%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,166,293
Boston Gas Co.(b)
2,900,000	3.001		08/01/29	2,506,655
Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	3,395,995

				7,068,943

Healthcare-Products(a) – 0.2%
Baxter International, Inc.
3,000,000	2.539		02/01/32	2,427,158

Healthcare-Services – 2.3%
Adventist Health System(a)
7,000,000	2.952		03/01/29	6,039,752
Ascension Health
3,000,000	2.532	(a)	11/15/29	2,586,525
1,500,000	3.945		11/15/46	1,257,094
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,108,433
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,142,420
Mayo Clinic
2,600,000	3.774		11/15/43	2,170,617
SSM Health Care Corp.(a)
4,990,000	3.823		06/01/27	4,731,212
3,000,000	4.894		06/01/28	2,968,425

				25,004,478

THE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations — (continued)
Insurance — 6.2%
Americo Life, Inc.(b)
$ 5,206,000	3.450%		04/15/31	$ 3,915,766
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,421,917
Assured Guaranty US Holdings, Inc.(a)
4,715,000	3.150		06/15/31	4,028,031
AXIS Specialty Finance LLC(a)
3,000,000	3.900		07/15/29	2,747,108
Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	3,787,557
Equitable Financial Life Global Funding(b)
3,000,000	1.300		07/12/26	2,624,693
5,000,000	1.750		11/15/30	3,911,673
Guardian Life Global Funding(b)
5,000,000	1.250		11/19/27	4,291,192
Jackson National Life Global Funding(b)
2,600,000	3.250		01/30/24	2,562,139
Loews Corp.
3,000,000	6.000		02/01/35	3,106,536
MassMutual Global Funding II(b)
6,150,000	2.950		01/11/25	5,917,391
MetLife, Inc.(a)
2,055,000	10.750		08/01/39	2,656,347
New York Life Global Funding(b)
9,000,000	4.550		01/28/33	8,629,284
Principal Life Global Funding II(b)
2,600,000	5.500		06/28/28	2,575,512
Reinsurance Group of America, Inc.
2,500,000	3.150	(a)	06/15/30	2,144,881
(3M USD SOFR + 2.665%),
2,000,000	8.217	(a)(c)	12/15/65	1,749,059
Reliance Standard Life Global Funding II(b)
1,750,000	2.750		01/21/27	1,565,632
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,461,180
The Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	2,867,842
The Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	1,683,331
Travelers Property Casualty Corp.
1,493,000	7.750		04/15/26	1,583,740

				67,230,811

Machinery-Diversified — 0.6%
John Deere Capital Corp.
4,000,000	4.350		09/15/32	3,893,223
Rockwell Automation, Inc.(a)
3,000,000	3.500		03/01/29	2,821,326

				6,714,549

Media — 0.4%
Comcast Corp.
1,250,000	6.400		05/15/38	1,373,725
1,500,000	2.800	(a)	01/15/51	977,644
Paramount Global
2,500,000	7.875		09/01/23	2,500,359

				4,851,728

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations — (continued)
Miscellaneous Manufacturing(a)(c) — 0.2%
General Electric Co.
(3M USD LIBOR + 3.330%)
$ 1,722,000	8.882%		09/15/23	$ 1,726,260

Oil-Field Services — 1.9%
Apache Corp.(a)
2,835,000	5.100		09/01/40	2,407,964
BP Capital Markets America, Inc.(a)
4,000,000	3.543		04/06/27	3,821,972
Equinor ASA
1,795,000	6.800		01/15/28	1,894,527
Phillips 66(a)
3,000,000	4.650		11/15/34	2,850,213
Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	4,618,900
Schlumberger Investment SA(a)
3,600,000	2.650		06/26/30	3,145,542
Tosco Corp.
2,095,000	8.125		02/15/30	2,433,930

				21,173,048

Paper and Forest Products — 0.9%
Georgia-Pacific LLC(b)
2,225,000	0.625		05/15/24	2,139,476
5,000,000	2.100	(a)	04/30/27	4,548,694
International Paper Co.
2,925,000	8.700		06/15/38	3,699,415

				10,387,585

Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.(a)
3,250,000	3.900		02/20/28	3,141,779
CVS Pass-Through Trust(b)
2,063,831	7.507		01/10/32	2,148,326
Johnson & Johnson
4,970,000	5.950		08/15/37	5,562,549
Pfizer, Inc.
2,000,000	1.750	(a)	08/18/31	1,618,403
2,900,000	7.200		03/15/39	3,546,022

				16,017,079

Pipelines — 1.8%
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	3,873,290
Energy Transfer LP(a)
3,000,000	4.900		03/15/35	2,760,916
Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	4,148,254
Magellan Midstream Partners LP(a)
2,635,000	3.950		03/01/50	1,872,209
Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	719,069
1,450,000	7.625		04/01/37	1,641,761
TransCanada PipeLines Ltd.(a)
1,000,000	4.875		01/15/26	988,054
Transcanada Trust(a)(c)
(3M USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,123,960

				20,127,513

THE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations — (continued)
Real Estate(a) – 2.9%
AvalonBay Communities, Inc.
$ 1,500,000	1.900%	12/01/28	$ 1,280,627
ERP Operating LP
1,505,000	2.850	11/01/26	1,393,889
Healthcare Realty Holding LP
1,075,000	2.050	03/15/31	806,578
Kimco Realty OP LLC
1,000,000	3.850	06/01/25	951,384
Mid-America Apartments LP
1,900,000	1.100	09/15/26	1,670,198
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	980,367
Office Properties Income Trust
4,000,000	4.250	05/15/24	3,767,461
Omega Healthcare Investors, Inc.
4,500,000	4.750	01/15/28	4,193,564
Physicians Realty LP
1,325,000	2.625	11/01/31	1,032,241
Realty Income Corp.
2,400,000	0.750	03/15/26	2,124,180
2,400,000	3.950	08/15/27	2,282,779
SBA Tower Trust(b)
1,575,000	2.836	01/15/25	1,500,196
Scentre Group Trust 1/Scentre Group Trust 2(b)
4,000,000	3.750	03/23/27	3,761,633
Simon Property Group LP
2,815,000	3.750	02/01/24	2,787,073
Sun Communities Operating LP
1,000,000	2.700	07/15/31	795,020
Ventas Realty LP
2,910,000	3.500	02/01/25	2,794,710

			32,121,900

Semiconductors(a) – 0.6%
Broadcom, Inc.(b)
1,000,000	1.950	02/15/28	863,495
3,500,000	3.469	04/15/34	2,868,273
Texas Instruments, Inc.
2,925,000	3.875	03/15/39	2,594,998

			6,326,766

Software(a) – 0.5%
Fidelity National Information Services, Inc.
2,500,000	1.150	03/01/26	2,245,251
Salesforce, Inc.
2,850,000	1.950	07/15/31	2,334,628
1,000,000	2.900	07/15/51	689,380

			5,269,259

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations — (continued)
Telecommunications – 0.8%
AT&T, Inc.
$ 4,000,000	6.250%		03/29/41	$ 4,014,645
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a)(b)
875,000	4.738		03/20/25	865,231
The Bell Canada Co.(a)
3,850,000	5.100		05/11/33	3,763,755

				8,643,631

Transportation – 1.0%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,181,936
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,300,760
1,310,000	2.450	(a)	05/01/50	819,385
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	1,972,284
2,500,000	6.125	(a)(e)	09/15/15	2,551,415
Kansas City Southern(a)
1,000,000	4.950		08/15/45	930,760
1,500,000	4.700		05/01/48	1,350,875
The Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	431,434

				10,538,849

Trucking & Leasing(a) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	1,986,214

TOTAL CORPORATE OBLIGATIONS (Cost $533,539,056)				$ 472,199,961

Asset-Backed Securities – 15.9%
Automotive(b) – 2.3%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
$ 1,383,333	3.700%		09/20/24	$ 1,380,321
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
11,100,000	2.360		03/20/26	10,534,506
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
2,080,000	2.020		02/20/27	1,889,097
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380		08/20/27	3,651,197
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190		07/15/31	4,813,797
Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680		12/27/27	2,449,611

				24,718,529

Credit Card(b) – 0.2%
Avant Credit Card Master Trust Series 2021-1A, Class A
2,000,000	1.370		04/15/27	1,831,489

THE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – 0.5%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1M USD SOFR + 0.894%)
$ 310,619	5.280%	01/25/35	$ 306,410
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(f)
13,674	3.788	05/25/34	13,579
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(f)
103,959	4.250	09/25/33	96,401
FIGRE Trust Series 2023-HE1, Class A(a)(b)
2,720,235	5.850	03/25/53	2,690,352
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c) (1M USD SOFR + 0.789%)
1,218,866	6.088	12/25/34	1,145,405
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(f)
297,200	5.140	11/25/35	290,248
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(f)
594,769	7.490	07/25/29	548,336

			5,090,731

Manufactured Housing – 0.0%
Mid-State Trust Series 2011, Class A1
77,297	4.864	07/15/38	74,518

Other – 12.6%
Affirm Asset Securitization Trust Series 22-A, Class 1A(b)
1,000,000	4.300	05/17/27	975,145
AFN LLC Series 2019-1A, Class A1(b)
4,804,137	3.780	05/20/49	4,519,582
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(b)
4,700,000	1.937	08/15/46	4,124,220
Beacon Container Finance LLC Series 2021-1A, Class A(b)
2,475,000	2.250	10/22/46	2,113,864
BHG Securitization Trust Series 2021-B, Class B(b)
1,000,000	1.670	10/17/34	887,449
CAL Funding IV Ltd. Series 2020-1A, Class A(b)
4,555,000	2.220	09/25/45	3,973,883
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(f)
558,097	5.907	06/25/32	520,917
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(c) (1M USD SOFR + 0.574%)
3,016,605	5.873	12/25/33	2,853,403
CLI Funding LLC Series 2018-1A, Class A1(b)
3,050,133	2.720	01/18/47	2,596,995
CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(b)
3,112,541	2.090	07/20/51	2,519,583
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c) (1M USD SOFR + 0.514%)
352,409	5.813	02/25/37	322,356
DB Master Finance LLC Series 2021-1A, Class A2II(b)
3,940,000	2.493	11/20/51	3,330,179
Diamond Infrastructure Funding LLC Series 2021-1A, Class A(b)
4,000,000	1.760	04/15/49	3,443,410
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,142,500	4.118	07/25/47	5,658,496

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
DRIVEN BRANDS FUNDING LLC Series 2021-1A, Class A2(b)
$ 2,701,875	2.791%	10/20/51	$ 2,222,481
FCI Funding LLC Series 2021-1A, Class A(b)
415,389	1.130	04/15/33	399,446
GBX Leasing Series 2022-1, Class A(b)
1,597,921	2.870	02/20/52	1,362,257
Global SC Finance VII S.r.l. Series 2020-2A, Class A(b)
3,663,829	2.260	11/19/40	3,270,175
Harvest SBA Loan Trust Series 2018-1, Class A(b)(c) (1M USD SOFR + 2.364%)
794,545	7.400	08/25/44	775,940
Home Partners of America Trust Series 2019-1, Class A(b)
5,947,319	2.908	09/17/39	5,391,900
Jack in the Box Funding LLC Series 2022-1A, Class A2I(b)
3,900,000	3.445	02/26/52	3,476,004
Lendmark Funding Trust Series 2021-2A, Class A(b)
2,000,000	2.000	04/20/32	1,708,647
LFS LLC Series 2021-A, Class A(b)
450,853	2.460	04/15/33	432,385
LFS LLC Series 2021-B, Class A(b)
1,371,846	2.400	12/15/33	1,277,216
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1M USD SOFR + 0.734%)
120,264	6.033	08/25/33	114,932
Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
1,991,828	2.980	01/15/45	1,918,674
Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
4,861,135	4.060	01/15/45	4,599,795
NP SPE II LLC Series 2016-1A, Class A1(b)
1,144,806	4.164	04/20/46	1,096,199
OnDeck Asset Securitization Trust LLC Series 2021-1A, Class A(b)
1,500,000	1.590	05/17/27	1,429,870
PACEWell 5 Trust Series 2021-1, Class A(b)
2,634,670	2.628	10/10/59	2,055,849
PEAR Series 2020-1, Class A(b)
896,109	3.750	12/15/32	886,560
PEAR Series 2023-1, Class A(a)(b)
4,500,000	7.420	07/15/35	4,497,079
Progress Residential Trust Series 2020-SFR2, Class A(b)
998,766	2.078	06/17/37	930,804
Sabey Data Center Issuer LLC Series 2021-1, Class A2(b)
3,000,000	1.881	06/20/46	2,609,606
ServiceMaster Funding LLC Series 2020-1, Class A2I(b)
3,801,840	2.841	01/30/51	3,140,487
SERVPRO Master Issuer LLC Series 21-1A, Class A2(b)
1,955,000	2.394	04/25/51	1,603,426
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(b)
286,123	0.990	11/20/37	265,407
STAR Trust Series 2021-SFR1, Class A(b)(c) (1M USD SOFR + 0.714%)
3,318,137	5.937	04/17/38	3,245,765
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
5,284,434	3.242	01/01/31	5,032,524

THE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c) (1M USD SOFR + 1.239%)
$ 96,150	6.538%	06/25/33	$ 95,593
Taco Bell Funding LLC Series 2021-1A, Class A2I(b)
1,896,125	1.946	08/25/51	1,632,031
Thrust Engine Leasing 2021 DAC Series 2021-1A, Class A(b)
4,513,560	4.163	07/15/40	3,814,003
Tif Funding II LLC Series 2020-1A, Class A(b)
1,774,833	2.090	08/20/45	1,538,574
Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(g)
1,850,000	3.000	07/25/57	1,728,296
Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(g)
5,500,000	3.500	03/25/58	5,026,040
Trinity Rail Leasing 2020 LLC Series 2020-2A, Class A2(b)
10,315,000	2.560	11/19/50	8,775,903
Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
4,112,186	3.820	04/17/49	3,822,756
Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	2,732,257
Triton Container Finance VIII LLC Series 2020-1A, Class A(b)
4,744,792	2.110	09/20/45	4,092,799
Triton Container Finance VIII LLC Series 2021-1A, Class A(b)
400,833	1.860	03/20/46	338,195
TVEST 2021A LLC Series 2021-A, Class A(b)
441,616	2.350	09/15/33	435,385
Vantage Data Centers LLC Series 2020-1A, Class A2(b)
8,250,000	1.645	09/15/45	7,427,882
Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
2,715,000	3.783	06/15/49	2,513,004
Wendy’s Funding LLC Series 2021-1A, Class A2I(b)
1,225,000	2.370	06/15/51	1,008,405

			136,564,033

Student Loan – 0.3%
Massachusetts Educational Financing Authority Series 2018-A, Class A
1,227,752	3.850	05/25/33	1,146,473
Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
8,102	3.190	02/18/42	8,089
Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
1,602,875	3.590	01/25/48	1,539,772
South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1M USD SOFR + 1.614%)
914,166	6.913	01/25/36	912,268
Towd Point Asset Trust Series 2018-SL1, Class A(b)(c) (1M USD SOFR + 0.714%)
316,799	6.013	01/25/46	315,401

			3,922,003

TOTAL ASSET-BACKED SECURITIES (Cost $189,818,998)			$172,201,303

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 15.7%
Collateralized Mortgage Obligations – 11.8%
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)(g)
$ 163,064	3.500%	03/25/46	$ 145,388
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
6,853	5.500	11/25/20	6,039
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(b)(c)(g)
3,271,005	2.500	06/25/51	2,625,237
Bayview MSR Opportunity Master Fund Trust Series 2021-INV2-6, Class A1(b)(c)(g)
8,970,339	3.000	10/25/51	7,489,884
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(g)
655,366	3.951	11/25/35	457,410
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(f)
158,602	5.750	01/25/34	132,837
CAFL Issuer LLC Series 2022-RTL1, Class A1(f)
2,000,000	4.250	05/28/29	1,883,822
CFMT LLC Series 2023-HB12, Class A(a)(b)(c)(g)
2,449,504	4.250	04/25/33	2,341,291
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
311,021	6.750	08/25/34	280,110
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(g)
7,511	4.154	04/25/37	7,434
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
11,377	5.250	09/25/19	10,564
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
2,586	6.500	08/25/32	2,561
Countrywide Home Loans Trust Series 2005-27, Class 2A1
333,306	5.500	12/25/35	147,376
Countrywide Home Loans Trust Series 2005-6, Class 2A1
46,895	5.500	04/25/35	38,541
Countrywide Home Loans Trust Series 2005-7, Class 1A1(c) (1M USD SOFR + 0.653%)
403,135	5.953	03/25/35	369,451
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
100,694	5.250	07/25/33	93,536
CSMC Trust Series 2013-6, Class 1A1(b)(c)(g)
2,771,998	2.500	07/25/28	2,569,078
CSMC Trust Series 2017-HL2, Class A1(b)(c)(g)
374,566	3.500	10/25/47	332,010
EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(g)
469,759	3.000	06/25/43	419,390
FHLMC REMIC Series 1579, Class PM
286	6.700	09/15/23	286
FHLMC REMIC Series 2103, Class TE
13,200	6.000	12/15/28	13,278
FHLMC REMIC Series 2110, Class PG
74,683	6.000	01/15/29	74,724
FHLMC REMIC Series 2391, Class Z
241,264	6.000	12/15/31	242,075
FHLMC REMIC Series 4088, Class EP
30,756	2.750	09/15/41	30,519
FHLMC REMIC Series 4272, Class DG
160,317	3.000	04/15/43	152,051

THE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 4370, Class PA
$ 67,748	3.500%	09/15/41	$ 65,858
FHLMC REMIC Series 4792, Class AC
148,247	3.500	05/15/48	133,647
FHLMC REMIC Series 5020, Class KW
6,000,000	2.000	09/25/45	4,931,658
FHLMC REMIC Series 5081, Class QA
635,710	2.000	12/25/50	502,678
FHLMC REMIC Series 5139, Class EC
4,250,000	2.500	09/25/51	3,029,182
Finance of America Structured Securities Trust(b)(c)(g)
1,479,934	2.500	01/25/57	1,333,507
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1(c)(g)
567,789	5.500	05/25/35	375,456
Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(g)
102,615	3.500	04/25/48	99,953
Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(g)
963,338	3.500	10/25/49	866,367
Flagstar Mortgage Trust Series 2021-8INV, Class A3(b)(c)(g)
3,376,534	2.500	09/25/51	2,707,839
FNMA REMIC Series 2001-45, Class WG
26,189	6.500	09/25/31	26,166
FNMA REMIC Series 2003-117, Class KB
1,042,056	6.000	12/25/33	1,057,770
FNMA REMIC Series 2003-14, Class AP
5,453	4.000	03/25/33	5,327
FNMA REMIC Series 2004-53, Class NC
2,023	5.500	07/25/24	2,006
FNMA REMIC Series 2014-80, Class KA
829,273	2.000	03/25/44	614,815
FNMA REMIC Series 2015-2, Class PA
1,023,299	2.250	03/25/44	930,635
FNMA REMIC Series 2015-30, Class JA
860,109	2.000	05/25/45	734,235
FNMA REMIC Series 2016-16, Class PD
418,368	3.000	12/25/44	393,314
FNMA Series 2003-W6, Class 3A
45,617	6.500	09/25/42	45,990
GCAT Trust Series 2022-HX1, Class A1(b)(c)(g)
6,046,626	2.885	12/27/66	5,313,785
GNMA REMIC Series 17-H23, Class MA
1,256,092	3.000	11/20/67	1,176,681
GNMA REMIC Series 2015-167, Class KM
85,134	3.000	12/20/43	77,584
GNMA REMIC Series 2015-94, Class AT
451,194	2.250	07/16/45	390,677
GNMA REMIC Series 2016-129, Class W
165,802	2.500	07/20/46	140,332
GNMA REMIC Series 2018-37, Class KT
485,536	3.500	03/20/48	441,771
GNMA REMIC Series 2021-116, Class LG
8,640,972	2.000	06/20/51	7,159,281
GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(b)(c)(g)
6,896,898	2.500	04/25/52	5,535,299

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(b)(c)(g)
$ 10,008,694	2.500%	04/25/52	$ 8,032,758
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c) (1M USD SOFR + 0.454%)
225,104	5.753	12/25/34	204,396
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(g)
50,305	4.234	06/25/34	48,505
Impac CMB Trust Series 2003-2F, Class A(f)
82,621	5.730	01/25/33	80,729
Impac CMB Trust Series 2004-4, Class 1A1(c) (1M USD SOFR + 0.754%)
101,990	6.053	09/25/34	100,226
Impac CMB Trust Series 2004-4, Class 2A2(f)
996,516	5.328	09/25/34	1,033,711
Impac Secured Assets Corp. Series 2004-2, Class A6(f)
3	4.830	08/25/34	3
Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(b)(c)(g)
2,980,102	2.493	02/25/67	2,580,267
JP Morgan Mortgage Trust Series 2021-14, Class A3(b)(c)(g)
10,372,614	2.500	05/25/52	8,324,832
JP Morgan Mortgage Trust Series 2023-5, Class A2(a)(b)(c)(g)
5,000,000	6.000	12/25/53	4,960,156
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(g)
102,614	3.868	04/25/37	84,278
JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(g)
456,711	3.351	07/25/43	410,890
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(g)
420,482	3.000	06/25/29	398,800
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(g)
987,034	3.500	08/25/47	879,581
JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(g)
105,144	3.500	11/25/48	95,946
JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(g)
476,939	3.500	12/25/48	427,383
JPMorgan Mortgage Trust Series 2021-10, Class A3(b)(c)(g)
2,563,536	2.500	12/25/51	2,057,438
JPMorgan Mortgage Trust Series 2021-7, Class A4(b)(c)(g)
3,834,184	2.500	11/25/51	3,291,212
Kiavi Issuer Trust Series 2022 SR1, Class A1A(b)(f)
5,500,000	6.000	09/25/25	5,176,875
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(g)
129,108	5.559	07/25/33	124,922
Master Alternative Loans Trust Series 2004-4, Class 1A1
35,824	5.500	05/25/34	34,039
Master Alternative Loans Trust Series 2004-4, Class 8A1
351,745	6.500	05/25/34	341,560
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(g)
54,745	5.617	03/25/33	48,571
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(g)
320,959	5.084	11/25/35	193,015
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
478,845	6.000	08/25/37	194,515
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(g)
2,078,718	4.000	08/27/57	1,936,267

THE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(b)(c)(g)
$ 4,306,985	2.500%	06/25/51	$ 3,456,692
OBX Trust Series 2019-EXP1, Class 1A3(b)(c)(g)
460,453	4.000	01/25/59	439,799
OBX Trust Series 2019-INV2, Class A5(b)(c)(g)
133,299	4.000	05/27/49	122,871
Oceanview Mortgage Trust Series 2021-3, Class A4(b)(c)(g)
4,006,936	2.500	06/25/51	3,438,016
Rate Mortgage Trust Series 2021-J1, Class A7(b)(c)(g)
4,209,692	2.500	07/25/51	3,591,996
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)(g)
172,202	4.052	01/25/37	103,835
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)(g)
3,063	5.622	01/25/37	2,977
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(c) (1M USD SOFR + 0.614%)
97,399	5.500	07/25/35	70,330
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
46,805	5.500	11/25/35	37,201
Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
1,826,473	3.000	07/25/56	1,685,149
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,156,024
Sequoia Mortgage Trust Series 2004-10, Class A1A(c) (1M USD SOFR + 0.734%)
144,017	5.989	11/20/34	132,582
Sequoia Mortgage Trust Series 2013-2, Class A1(c)(g)
461,253	1.874	02/25/43	377,297
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(g)
1,039,506	2.500	05/25/43	881,727
Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(g)
445,816	3.000	11/25/30	416,991
Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
516,295	3.500	11/25/46	456,460
Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(g)
447,993	3.500	08/25/47	403,416
Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(g)
1,071,799	3.500	09/25/47	962,531
Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(g)
366,936	3.500	02/25/48	328,344
Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(g)
565,126	3.500	10/25/47	496,253
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(g)
84,014	5.147	10/25/34	79,546
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(g)
16,952	5.811	04/25/34	16,762
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(g)
107,854	5.710	10/25/33	104,486
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)(g)
65,125	4.832	11/25/33	64,396
Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)(g)
63,209	5.535	11/25/33	63,445

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
UWM Mortgage Trust Series 2021-INV4, Class A3(b)(c)(g)
$ 10,736,324	2.500%		12/25/51	$ 8,616,737
Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(b)(c)(g)
300,752	2.500		06/25/51	241,377
WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(g)
1,033,760	3.500		08/20/45	922,376
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(g)
716,432	3.500		01/20/46	637,832

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $151,275,223)				$128,325,028

Commercial Mortgage Obligations – 0.3%
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
$ 775,620	3.147%		02/10/47	771,531
GNMA REMIC Series 2013-68, Class B(c)(g)
619,204	2.500		08/16/43	584,515
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
602,916	2.579		03/10/49	601,774
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
1,954,471	2.739		04/15/48	1,949,130

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $3,984,864)				$ 3,906,950

Federal Agencies – 3.6%
FHLMC
$ 32,127	7.000%		05/01/26	$ 32,062
8,073	7.500		12/01/30	8,438
13,775	7.500		01/01/31	14,185
28,183	7.000		08/01/31	29,027
349,671	5.000		05/01/33	347,642
(1 Year CMT + 2.229%),
31,333	5.210	(c)	05/01/34	31,555
(12M USD SOFR + 1.841%),
64,563	4.090	(c)	01/01/36	63,252
478,766	4.000		06/01/42	459,572
9,954,823	5.000		06/01/43	9,793,164
376,388	3.000		06/01/45	332,571
(12M USD SOFR + 1.600%),
761,804	2.714	(c)	07/01/45	724,781
4,636,177	3.500		08/01/52	4,237,753
FNMA
299,480	2.500		05/01/28	278,135
(6M USD SOFR + 1.413%),
12,175	3.663	(c)	02/01/33	11,814
(12M USD SOFR + 1.760%),
30,334	4.291	(c)	02/01/35	29,698
(12M USD SOFR + 1.597%),
87,694	5.867	(c)	12/01/45	89,160
124,247	4.500		01/01/48	117,455
849,051	2.500		06/01/51	694,747
10,000,000	5.500		08/01/53	9,933,148
GNMA
3,494	7.500		08/20/25	3,495
17,467	7.500		07/20/26	17,546
8,322	6.500		04/15/31	8,466
54,599	6.500		05/15/31	55,548
677,712	2.500		06/20/31	635,795

THE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
UMBS
$ 6,319	6.500%	10/01/28	$ 6,441
7,682	7.500	09/01/29	7,654
19,021	7.000	03/01/31	18,887
1,564	7.500	03/01/31	1,577
6,109	7.000	11/01/31	6,047
19,633	7.000	01/01/32	19,483
29,623	6.000	12/01/32	29,795
871,169	3.500	08/01/35	822,135
9,631,723	5.000	04/01/43	9,474,127
520,038	5.000	08/01/48	524,074

			38,859,229

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $194,842,659)			$ 171,091,207

U.S. Treasury Obligations – 14.5%
United States Treasury Bonds
$ 12,000,000	1.750%	08/15/41	$ 8,256,563
10,000,000	2.750	08/15/42	8,062,891
3,000,000	3.125	08/15/44	2,533,008
2,125,000	2.500	02/15/45	1,602,964
5,000,000	2.500	02/15/46	3,742,187
38,000,000	2.750	11/15/47	29,665,234
6,000,000	3.000	02/15/48	4,910,625
22,800,000	3.125	05/15/48	19,094,109
7,000,000	2.250	08/15/49	4,928,984
United States Treasury Inflation Indexed Bond
9,420,740	0.750	02/15/42	7,836,326
United States Treasury Inflation Indexed Notes
6,294,550	0.375	01/15/27	5,912,082
United States Treasury Notes
6,000,000	2.875	05/31/25	5,779,219
5,000,000	1.500	08/15/26	4,576,172
2,000,000	2.250	02/15/27	1,860,391
6,380,000	0.625	05/15/30	5,087,801
5,000,000	1.375	11/15/31	4,088,086
18,000,000	2.875	05/15/32	16,524,844
14,000,000	2.750	08/15/32	12,702,266
10,000,000	4.125	11/15/32	10,107,812

TOTAL U.S. TREASURY OBLIGATIONS (Cost $172,115,183)			$ 157,271,564

Municipal Bond Obligations – 9.0%
Arizona(a) – 0.1%
Arizona Board of Regents Revenue Bonds Series 2023
$ 1,000,000	4.599%	07/01/31	$ 984,551

Arkansas(a) – 0.1%
City of Springdale Sales & Use Tax Revenue Revenue Bonds (Taxable-Refunding) Series 2023 BAM
1,000,000	5.160	08/01/32	1,002,623

California – 1.6%
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(h)
$ 5,000,000	0.000%	08/01/38	2,778,909

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – (continued)
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
$ 3,130,000	2.536%	10/01/29	$ 2,742,471
City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649	11/01/31	3,172,196
Foothill-De Anza CA Community College District GO Bonds (Taxable – Election of 2006) Series E(a)
1,730,000	3.223	08/01/38	1,450,962
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B(a)
3,000,000	6.507	08/01/43	3,349,486
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,422,204

			16,916,228

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,398,896

Florida(a) – 0.3%
Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B AGM
1,800,000	3.223	02/01/32	1,486,951
Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
1,500,000	2.520	08/01/31	1,214,771

			2,701,722

Hawaii(a) – 0.3%
State of Hawaii GO Bonds Series 2020
2,960,000	0.571	10/01/23	2,936,220

Idaho(a) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,109,100
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,461,796

			5,570,896

Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,452,069
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,038,441
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,003,254

			4,493,764

Indiana(a) – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	789,404

THE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – 1.0%
Kentucky Higher Education Student Loan Corp. (Taxable) Series A
$ 4,500,000	2.685%	06/01/31	$ 3,624,127
Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	4,488,000
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
2,890,000	2.750	12/01/33	2,715,452

			10,827,579

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	1,829,315

Michigan – 0.3%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,688,421
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	1,879,597

			3,568,018

Mississippi(a) – 0.2%
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,550,779

Missouri(a) – 0.2%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,668,782

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,459,559

New Jersey(a) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,702,667

New York(a) – 0.6%
New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,445,799
New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,543,481
New York State Urban Development Corp. Revenue Bonds Series 2019 B
1,950,000	3.350	03/15/26	1,872,463

			6,861,743

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – 0.6%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
$ 2,865,000	1.880%	12/01/31	$ 2,288,219
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,105,585
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,547,063

			6,940,867

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	470,906
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,217,300

			1,688,206

Pennsylvania(a) – 0.4%
County of Allegheny PA GO (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,500,118
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,194,018

			4,694,136

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	1,854,261

Texas – 0.6%
Austin TX Community College District GO (Taxable-Refunding) Series 2020
2,120,000	5.000	08/01/23	2,120,000
City of Houston TX GO Bonds (Taxable-Refunding) Series B(a)
5,000,000	2.130	03/01/26	4,648,045

			6,768,045

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,833,312

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $105,877,346)			$98,041,573

Shares	Dividend Rate	Value

Investment Company – 0.8%
State Street Institutional US Government Money Market Fund - Premier Class
9,060,360	5.191%	$ 9,060,360
(Cost $9,060,360)

THE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debenture(a) – 0.6%
FNMA
$ 6,400,000	0.420%	11/18/24	$ 5,988,184

TOTAL AGENCY DEBENTURE (Cost $6,400,000)			$5,988,184

TOTAL INVESTMENTS – 99.9% (Cost $1,211,653,602)			$1,085,854,152

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			1,164,661

NET ASSETS – 100.0%			$1,087,018,813

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates.

(b) 144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(c) Variable rate security. The interest rate shown reflects the rate as of July 31, 2023.

(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e) Actual maturity date is September 15, 2115.

(f) Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2023. Maturity date disclosed is the ultimate maturity.

(g) Rate shown is that which is in effect on July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h) Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Q-SBLF	— Qualified School Bond Loan Fund
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 62.9%
Collateralized Mortgage Obligations – 49.1%
Banc of America Funding Corp. Series 2004-A, Class 1A3(a)(b)
$ 1,330	4.496%	09/20/34	$ 1,249
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)(b)
49,689	3.889	11/25/33	44,979
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(a)(b)(c)
362,375	1.747	09/25/51	303,675
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)
11,368	4.210	11/25/34	10,319
BINOM Securitization Trust Series 2021-INV1, Class A1(a)(b)(c)
420,713	2.034	06/25/56	358,259
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(a)(b)(c)
194,891	0.941	02/25/49	170,249
BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(a)(b)(c)
264,492	0.970	03/25/60	245,830
Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(b)(c)
129,412	1.724	02/25/55	123,020
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)(b)
13,991	4.414	09/25/34	12,483
Credit Suisse Mortgage Capital Certificates Series 2021-NQM5, Class A1(a)(b)(c)
334,126	0.938	05/25/66	258,849
Fannie Mae Grantor Trust Series 2011-T2, Class A1
420,926	2.500	08/25/51	379,753
FHLMC REMIC PAC Series 2022, Class PE
3,129	6.500	01/15/28	3,139
FHLMC REMIC PAC Series 2109, Class PE
10,437	6.000	12/15/28	10,478
FHLMC REMIC PAC Series 23, Class PK
576	6.000	11/25/23	573
FHLMC REMIC Series 3753, Class AS
162,018	3.500	11/15/25	158,039
FHLMC REMIC Series 3816, Class HA
389,595	3.500	11/15/25	379,569
FHLMC REMIC Series 4561, Class BA
215,184	3.500	09/15/42	209,260
FHLMC REMIC Series 4690, Class VK
115,124	3.500	09/15/28	114,243
FHLMC REMIC Series 5065, Class A
348,286	2.000	09/25/30	342,337
FHLMC REMIC Series 5131, Class MA
626,262	1.500	04/25/49	524,348
FHLMC REMIC Series 5140, Class H
861,425	2.000	08/25/46	723,644
FHLMC REMIC Series 5144, Class PC
873,356	1.500	09/25/51	714,753
FNMA REMIC Series 1993-182, Class FA(a) (10 Year CMT - 0.650%)
16	3.240	09/25/23	16
FNMA REMIC Series 2003-117, Class KB
193,128	6.000	12/25/33	196,040
FNMA REMIC Series 2003-14, Class AP
7,331	4.000	03/25/33	7,162

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FNMA REMIC Series 2010-109, Class M
$ 299,453	3.000%	09/25/40	$ 279,969
FNMA REMIC Series 2011-146, Class NB
17,864	4.000	09/25/41	17,426
FNMA REMIC Series 2012-100, Class WA
177,142	1.500	09/25/27	166,207
FNMA REMIC Series 2012-110, Class CA
183,689	3.000	10/25/42	164,921
FNMA REMIC Series 2012-118, Class EB
183,732	1.500	11/25/27	172,561
FNMA REMIC Series 2013-112, Class G
93,923	2.125	07/25/40	89,398
FNMA REMIC Series 2013-135, Class GA
217,264	3.000	07/25/32	211,025
FNMA REMIC Series 2013-16, Class FY(a) (1M SOFR + 0.464%)
913,191	5.534	03/25/43	880,061
FNMA REMIC Series 2013-6, Class BE
163,717	2.000	12/25/42	155,948
FNMA REMIC Series 2013-74, Class YA
161,435	3.000	05/25/42	151,846
FNMA REMIC Series 2015-15, Class CA
348,921	3.500	04/25/35	330,725
FNMA REMIC Series 2015-19, Class CA
111,826	3.500	01/25/43	107,735
FNMA REMIC Series 2015-2, Class PA
159,125	2.250	03/25/44	144,716
FNMA REMIC Series 2016-104, Class BA
220,236	3.000	01/25/47	203,520
FNMA REMIC Series 2016-24, Class TA
36,297	3.000	04/25/42	35,658
FNMA REMIC Series 2016-53, Class BV
434,982	3.500	11/25/27	416,382
FNMA REMIC Series 2016-96, Class A
271,396	1.750	12/25/46	238,580
FNMA REMIC Series 2017-46, Class EA
95,038	3.500	12/25/50	92,505
FNMA REMIC Series 2017-7, Class JA
171,459	2.000	02/25/47	141,800
FNMA REMIC Series 2019-10, Class PT
249,873	3.500	03/25/49	233,740
FNMA REMIC Series 2020-35, Class MA
312,657	2.000	12/25/43	281,212
FNMA REMIC Series 2020-56, Class AH
591,365	2.000	05/25/45	532,130
FNMA REMIC Series 2021-28, Class YG
686,674	2.000	03/25/47	581,934
FNMA REMIC Series 2021-45, Class CB
508,558	2.000	02/25/44	458,107
FNMA REMIC Series 2021-56, Class HE
587,671	1.250	09/25/51	479,410
GCAT Trust Series 2021-NQM6, Class A1(a)(b)(c)
386,229	1.855	08/25/66	326,882
GNMA REMIC Series 2009-65, Class AF
4,865	4.000	07/20/39	4,779
GNMA REMIC Series 2010-14, Class PA
3,754	3.000	02/20/40	3,636

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA REMIC Series 2012-13, Class EG
$ 133,816	2.000%	10/20/40	$ 129,287
GNMA REMIC Series 2013-188, Class LE
477,502	2.500	11/16/43	422,701
GNMA REMIC Series 2014-131, Class DM
66,628	3.000	02/20/44	63,144
GNMA REMIC Series 2015-65, Class BD
226,607	2.250	05/20/45	197,944
GNMA REMIC Series 2015-94, Class AT
201,564	2.250	07/16/45	174,529
GNMA REMIC Series 2019-11, Class MA
147,102	3.000	01/20/47	137,475
GNMA REMIC Series 2019-21, Class MA
263,367	3.500	09/20/47	248,348
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(b)(c)
128,853	1.382	09/27/60	118,137
394,356	1.017	07/25/61	334,778
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a) (1M USD SOFR + 0.554%)
39,036	5.853	05/25/35	30,055
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
160,748	3.934	01/25/36	156,944
Impac CMB Trust Series 2003-2F, Class A(d)
51,146	5.730	01/25/33	49,975
Impac CMB Trust Series 2003-8, Class 2A1(a) (1M USD SOFR + 1.014%)
1,803	6.313	10/25/33	1,781
Impac CMB Trust Series 2004-7, Class 1A1(a) (1M USD SOFR + 0.854%)
16,572	6.153	11/25/34	16,203
Impac CMB Trust Series 2005-2, Class 2A2(a) (1M USD SOFR + 0.914%)
20,754	6.213	04/25/35	19,306
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a) (1M USD SOFR + 0.814%)
81,859	6.113	05/25/36	70,282
IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
27,212	4.591	10/25/34	24,705
JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(b)(c)
103,192	3.500	10/25/46	92,115
Lehman XS Trust Series 2005-7N, Class 1A1A(a) (1M USD SOFR + 0.654%)
62,187	5.953	12/25/35	55,509
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
26,260	4.577	04/21/34	25,053
MFA Trust Series 2021-INV2, Class A1(a)(b)(c)
841,897	1.906	11/25/56	705,101
MFA Trust Series 2021-NQM1, Class A1(a)(b)(c)
214,999	1.153	04/25/65	187,835
MFA Trust Series 2021-NQM2, Class A1(a)(b)(c)
249,201	1.029	11/25/64	206,925
MortgageIT Trust Series 2005-1, Class 1A1(a) (1M USD SOFR + 1.754%)
137,779	6.053	02/25/35	132,429

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
MortgageIT Trust Series 2005-1, Class 1A2(a) (1M USD SOFR + 1.894%)
$ 118,511	6.193%		02/25/35	$ 114,203
New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(a)(b)(c)
550,104	2.750		07/25/59	509,007
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)(b)
9,216	4.113		09/25/34	8,700
Sequoia Mortgage Trust Series 2003-2, Class A1(a) (1M USD SOFR + 0.774%)
14,298	6.029		06/20/33	13,776
Sequoia Mortgage Trust Series 2010, Class 1A(a) (1M USD SOFR + 0.914%)
7,045	6.169		10/20/27	6,774
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)(b)
97,843	5.710		10/25/33	94,787
Towd Point Mortgage Trust Series 2017-2, Class A1(a)(b)(c)
45,291	2.750		04/25/57	44,844
Vendee Mortgage Trust Series 1996-2, Class 1Z
15,119	6.750		06/15/26	15,229
Verus Securitization Trust Series 2021-2, Class A1(a)(b)(c)
324,288	1.031		02/25/66	272,029

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,827,654)				$16,874,989

Commercial Mortgage Obligations – 4.3%
FHLMC Multifamily Structured Pass Through Certificates
396,256	2.905		04/25/24	389,163
GNMA REMIC Series 2010-141, Class B
125,371	2.717		02/16/44	120,923
GNMA REMIC Series 2022-196, Class AB
444,666	3.250		04/16/54	407,590
GNMA REMIC Series 2022-199, Class A
618,405	3.250		02/16/54	567,889

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $1,492,485)				$ 1,485,565

Federal Agencies – 9.5%
FHLMC
97	6.000		10/01/23	98
5,448	5.000		05/01/27	5,357
89,895	2.500		04/01/28	83,874
(12M USD SOFR + 1.600%),
153,783	2.714	(a)	07/01/45	146,309
(12M USD SOFR + 1.599%),
88,437	6.573	(a)	07/01/46	88,995
FNMA
214,750	3.500		10/01/26	205,923
100,976	3.500		12/01/27	96,347
141,726	2.500		03/01/28	131,791
311,137	2.500		05/01/28	289,033
151,088	3.000		05/01/28	142,324
195,168	2.500		07/01/28	180,367
176,702	3.000		09/01/28	166,843
122,716	2.500		01/01/30	115,404
164,253	3.500		10/01/32	155,903
261,329	3.000		08/01/33	230,904
(12M USD SOFR + 1.597%),
44,628	5.867	(a)	12/01/45	45,374

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA,
(1 Year CMT +1.500%)
$ 12	3.000	%(a)	11/20/24	12
49	4.000	(a)	12/20/24	48
1,162	2.875	(a)	04/20/26	1,140
913	2.625	(a)	08/20/26	883
1,851	3.625	(a)	01/20/28	1,801
UMBS
145,750	3.000		11/01/26	140,890
114,343	3.000		12/01/26	110,871
186,916	2.000		01/01/31	169,972
1,851	7.000		11/01/31	1,832
182,137	5.000		02/01/32	181,517
54,749	6.000		07/01/33	55,068
333,345	3.500		07/01/34	313,777
200,269	3.500		08/01/35	188,997

				3,251,654

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $23,850,265)				$21,612,208

U.S. Treasury Obligations – 20.1%
United States Treasury Inflation Indexed Notes
$ 1,303,310	0.625%		01/15/24	$ 1,283,302
United States Treasury Notes
700,000	0.375		08/15/24	665,027
United States Treasury Notes
1,000,000	1.625		10/31/23	991,016
1,000,000	0.250		05/15/24	960,430
1,000,000	1.500		11/30/24	951,992
750,000	2.125		11/30/24	719,971
950,000	1.000		12/15/24	897,082
200,000	1.125		02/28/25	187,953
300,000	1.250		11/30/26	270,668

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,219,104)				$6,927,441

U.S. Government Agency Obligations – 15.2%
FFCB (e)
$ 600,000	2.920%		05/16/24	$ 586,889
FHLB
700,000	4.875		09/13/24	696,345
FHLMC
700,000	2.350	(e)	03/25/25	666,508
1,000,000	0.375		07/21/25	915,267
750,000	5.250	(e)	11/28/25	746,881
FNMA
1,000,000	0.625		04/22/25	927,175
750,000	0.500		06/17/25	690,147

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,508,276)				$ 5,229,212

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – 1.3%
Home Equity – 1.0%
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
(1M USD SOFR + 1.194%)
$ 181,384	6.493%	03/25/33	$ 177,850
Terwin Mortgage Trust Series 2004-7HE, Class A3(c)
(1M USD SOFR + 1.514%)
134,337	6.813	07/25/34	121,504
Terwin Mortgage Trust Series 2004-9HE, Class A1(c)
(1M USD SOFR + 0.914%)
40,121	6.213	09/25/34	37,112

			336,466

Other – 0.3%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
(1M USD SOFR + 1.014%)
111,391	6.313	11/25/34	106,196

TOTAL ASSET-BACKED SECURITIES (Cost $424,980)			$ 442,662

Shares	Dividend Rate	Value

Investment Company – 0.5%
State Street Institutional US Government Money Market Fund—Premier Class
171,233	5.191%	$ 171,233
(Cost $171,233)

TOTAL INVESTMENTS – 100.0% (Cost $37,173,858)		$34,382,756

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		1,047

NET ASSETS – 100.0%		$34,383,803

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2023.

(b)	Rate shown is that which is in effect on July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2023. Maturity date disclosed is the ultimate maturity.

(e)	Security with “Call” features with resetting interest rates.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations — 96.5%
Alabama — 1.1%
Millbrook AL GO Bonds (Refunding) Series 2019 (AA-/NR)
$ 1,625,000	5.000%		09/01/25	$ 1,683,436
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)(a)
2,255,000	5.000		12/01/31	2,413,717

				4,097,153

Alaska — 0.9%
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (A+/NR)
1,000,000	4.000		10/01/24	1,006,640
1,000,000	5.000		10/01/25	1,034,445
1,000,000	5.000	(a)	10/01/28	1,072,670
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (A+/NR)(a)
450,000	5.000		03/01/27	458,568

				3,572,323

Arizona — 0.9%
Arizona Industrial Development Authority Revenue Bonds Series 2020 (NR/Aa2)
1,000,000	5.000		05/01/31	1,142,146
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)(a)
2,285,000	4.000		11/01/39	2,180,464

				3,322,610

Arkansas — 1.7%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(a)
980,000	4.000		11/01/31	1,017,345
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
375,000	1.950		09/01/23	373,850
500,000	2.280		09/01/26	459,756
250,000	2.400	(a)	09/01/27	226,346
City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
635,000	3.000		11/01/28	617,193
650,000	3.000		11/01/29	634,197
675,000	3.000	(a)	11/01/30	657,964
690,000	3.000	(a)	11/01/31	676,764
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
500,000	5.000		10/01/31	541,446
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000		03/01/30	660,176
635,000	4.000		03/01/32	648,594

				6,513,631

California — 0.1%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)
450,000	5.400		08/01/26	482,770

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations — (continued)
Colorado — 2.1%
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
$ 550,000	4.000%	12/01/36	$ 561,062
City & County of Denver Airport System Revenue Bonds (Refunding) Series D (AA-/Aa3)(a)
500,000	5.750	11/15/41	570,948
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College - Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000	11/01/31	465,542
850,000	4.000	11/01/32	876,209
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,770,000	5.000	12/01/44	1,795,055
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/NR)
1,000,000	5.000	11/01/23	1,002,966
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
310,000	2.025	05/01/24	300,997
280,000	2.075	11/01/24	267,113
250,000	2.125	05/01/25	234,785
250,000	2.175	11/01/25	232,172
Denver City & County School District No. 1 GO Bonds Series 2021 (AA+/Aa1)(a)
410,000	3.000	12/01/36	378,815
South Suburban Park & Recreation District Certification of Participation Series 2021 (AA-/NR)(a)
1,175,000	4.000	12/15/41	1,154,905

			7,840,569

Connecticut — 1.7%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)(a)(b)
560,000	3.250	11/15/24	559,268
830,000	3.750	11/15/27	832,104
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
330,000	5.000	11/15/27	345,868
450,000	5.000	11/15/28	477,099
450,000	5.000	11/15/29	481,898
385,000	5.000	11/15/30	415,553
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
330,000	1.860	11/15/24	313,726
530,000	1.900	05/15/25	495,159
765,000	1.950	11/15/25	706,331
500,000	2.090	05/15/26	457,239
State of Connecticut GO Bonds (Social) Series B (AA-/Aa3)(a)
1,555,000	3.000	06/01/32	1,503,586

			6,587,831

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations — (continued)
Florida — 3.1%
County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
$ 870,000	5.000%		09/01/24	$ 884,522
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	680,918
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
535,000	2.000		07/01/27	503,450
495,000	2.050		01/01/28	466,613
515,000	2.100		07/01/28	485,929
520,000	2.125	(a)	01/01/29	490,881
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	725,453
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series 2010 (AA-/NR)
2,000,000	5.000		10/01/23	2,003,692
South Broward Hospital District Hospital Revenue Bonds Series 2022 (AA/Aa3)(a)
1,755,000	3.000		05/01/37	1,499,628
Village Community Development District No 10 (Refunding) Series 2023 AGM (AA/NR)(a)
2,630,000	5.000		05/01/41	2,857,670
1,250,000	5.000		05/01/42	1,356,409

				11,955,165

Georgia — 1.9%
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa1)
5,000	5.500		08/01/23	5,000
City of Atlanta Department of Aviation Revenue Bonds (Refunding) Series 2021 (NR/Aa3)(a)
2,000,000	4.000		07/01/38	2,042,823
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,040,768
Gainesville & Hall County Hospital Authority Revenue Bond Series 2020 (A/NR)(a)
1,700,000	4.000		02/15/39	1,665,932
Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (A+/NR)
500,000	5.000		06/15/30	563,317
500,000	5.000		06/15/31	569,214
600,000	5.000	(a)	06/15/32	680,175
700,000	5.000	(a)	06/15/33	793,064

				7,360,293

Idaho(a) — 0.6%
County of Nez Perce ID Certification of Participation Series 2022 (NR/Aa3)
1,000,000	5.500		03/01/37	1,131,535
Idaho Housing & Finance Association (Refunding Garvee) Series A (NR/A2)
500,000	4.000		07/15/36	504,320
750,000	4.000		07/15/37	748,826

				2,384,681

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations — (continued)
Illinois — 12.8%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
$ 630,000	4.000%		06/01/28	$ 655,040
Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,498,406
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,135,130
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	494,821
DuPage County School District No 62 Gower Series 2021 (NR/Aa2)
500,000	4.000		12/30/30	533,924
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	528,026
550,000	3.000		01/01/25	544,823
1,140,000	5.000		01/01/26	1,187,446
525,000	5.000	(a)	01/01/28	560,014
Governors State University Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
805,000	4.000		10/01/34	813,568
855,000	4.000		10/01/36	847,901
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series 2022 (AA-/NR)(a)
750,000	5.000		06/01/42	805,524
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series A (AA-/NR)(a)
1,550,000	4.000		08/15/37	1,523,103
Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
500,000	5.000		11/15/24	508,039
Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000		12/15/26	1,686,912
Kendall Kane & Will Counties Community Unit School District No 308 GO Bonds Series 2022 (AA/A1)
1,035,000	5.000		02/01/24	1,043,049
Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A1)
1,115,000	5.000		02/01/24	1,123,396
1,000,000	5.000		02/01/25	1,023,505
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,003,563
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000		01/01/33	2,528,990
Mount Prospect IL GO Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	3.000		12/01/28	1,003,101
Peoria County Community Unit School District No 323 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
780,000	3.000		04/01/32	765,658
815,000	3.000		04/01/33	787,800
Peoria IL GO Bonds (Refunding) Series B (A+/A2)
1,205,000	5.000		01/01/24	1,210,960
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000		12/15/34	512,574
515,000	4.000		12/15/35	530,509
535,000	4.000		12/15/36	547,473
555,000	4.000		12/15/37	564,943
580,000	4.000		12/15/38	587,671
600,000	4.000		12/15/39	604,698

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations — (continued)
Illinois — (continued)
Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
$ 815,000	4.000%	01/01/24	$ 816,556
765,000	4.000	01/01/25	771,397
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	846,229
685,000	4.000	12/01/24	690,292
735,000	4.000	12/01/25	747,130
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000	12/01/38	859,713
University of Illinois Auxiliary Facilities System Revenue Bonds (Refunding) Series A (AA-/Aa2)(a)
2,000,000	4.000	04/01/33	2,003,674
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000	12/01/34	1,037,252
1,825,000	4.000	12/01/38	1,816,111
Whiteside & Lee Counties Community Unit School District No. 5 Sterling GO Bonds Series A (AA/A1)(a)
690,000	4.000	12/01/33	721,949
660,000	4.000	12/01/34	684,587
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Prerefunded-Capital Appreciation) Series 2003 (AGM) (AA/Aa2)(c)
4,770,000	0.000	11/01/23	4,730,681
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000	12/30/25	798,061
905,000	5.000	12/30/28	1,000,682
960,000	5.000	12/30/29	1,078,295
Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
650,000	4.000	12/01/30	686,650
700,000	4.000	12/01/31	736,659
700,000	4.000	12/01/32	733,489
725,000	4.000	12/01/33	757,723

			48,677,697

Indiana — 8.9%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	1,851,597
Carmel Redevelopment Authority Revenue Bonds Series 2022 (AA/NR)(a)
3,000,000	3.000	07/15/40	2,595,905
City of Bloomington IN Revenue Bonds Series 2022 (AA-/NR)(a)
1,365,000	4.000	07/01/34	1,418,693
Fort Wayne Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 (NR/Aa3)(a)
1,935,000	4.000	12/15/36	1,967,257
Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000	07/15/32	1,034,220
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series A (A+/NR)(a)
585,000	3.000	07/15/33	560,522
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series B (A+/NR)(a)
565,000	3.000	07/15/32	544,240
585,000	3.000	07/15/33	560,522

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations — (continued)
Indiana — (continued)
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
$ 540,000	5.000%		02/01/25	$ 543,913
425,000	5.000		02/01/27	428,589
700,000	5.000		02/01/28	706,288
600,000	5.000		02/01/29	605,609
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000		02/01/28	815,571
Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	852,643
700,000	4.000	(a)	07/01/32	717,393
700,000	4.000	(a)	07/01/36	705,277
IPS Multi-School Building Corp. Revenue Bonds Series 2022 (AA+/NR)(a)
1,685,000	5.500		07/15/40	1,887,843
Jefferson County Jail Building Corp Revenue Bonds Series 2021 (BAM) (AA/NR)(a)
1,955,000	4.000		07/15/33	2,031,192
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000		07/15/24	1,010,959
Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000		08/01/33	539,955
400,000	3.000		08/01/35	373,331
700,000	3.000		08/01/37	624,674
Noblesville Redevelopment Authority Revenue Bonds (Pleasant street Project) Series 2022 (AA/NR)(a)
1,000,000	4.750		07/15/45	1,043,003
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000		01/15/26	1,008,026
Shelbyville IN Redevelopment Authority Series 2021 (A+/NR)(a)
885,000	3.000		08/01/29	860,869
910,000	3.000		08/01/30	885,279
940,000	3.000		08/01/31	913,068
485,000	4.000		08/01/32	506,234
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000		07/15/31	537,775
500,000	5.000		07/15/32	537,466
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,040,514
750,000	5.000		07/15/31	780,206
Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000		08/01/33	1,604,930
1,670,000	3.000		08/01/34	1,645,651

				33,739,214

Iowa — 0.4%
County of Woodbury IA GO Bonds Series 2021 (NR/Aa3)
620,000	4.000		06/01/25	628,454
525,000	3.000	(a)	06/01/31	517,783
555,000	3.000	(a)	06/01/32	536,092

				1,682,329

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations — (continued)
Kansas(a) — 0.8%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa3)(b)
$ 700,000	4.000%		09/01/33	$ 713,601
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(b)
1,015,000	5.000		09/01/30	1,053,992
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/31	1,093,491

				2,861,084

Kentucky — 4.4%
Appalachian Regional Healthcare Obligated Group Revenue Bonds (Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,841,383
855,000	5.000		07/01/31	938,597
1,275,000	5.000	(a)	07/01/32	1,396,430
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,022,622
Bullitt County School District Finance Corp. Revenue Bonds Series 2023 (NR/A1)(a)
1,925,000	4.125		03/01/39	1,903,223
Eastern Kentucky University Revenue Bonds Series A (AA/A1)(a)
1,830,000	4.000		04/01/40	1,834,113
Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A/A1)(a)
400,000	5.000		11/01/27	423,596
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,047,767
750,000	5.000	(a)	05/01/28	799,948
915,000	5.000	(a)	05/01/29	978,165
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	798,889
Kentucky State Property & Building Commission Series 2018 (AA/A1)
885,000	5.000		04/01/28	962,280
Kentucky State Property & Building Commission Series A (AA/A1)
960,000	5.000		02/01/26	1,002,332
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
690,000	5.000		06/01/24	698,570
Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,201,312

				16,849,227

Louisiana — 2.7%
City of Lafayette LA Communications System Revenue Bonds (Refunding) Series A (AA/A2)
830,000	4.000		11/01/28	868,016
860,000	3.000		11/01/29	852,955
890,000	3.000		11/01/30	880,105
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	508,539
530,000	4.000		03/01/25	535,826
550,000	4.000		03/01/26	560,808

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations — (continued)
Louisiana — (continued)
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR) (continued)
$ 570,000	4.000%		03/01/27	$ 587,130
450,000	4.000	(a)	03/01/28	463,671
Louisiana Correctional Facilities Corp. Revenue Bonds (Louisiana Correctional Institute) Series 2023 (A+/NR)(a)
695,000	5.000		10/01/35	777,674
545,000	5.000		10/01/36	603,482
1,000,000	4.000		10/01/37	985,189
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Bossier Parishes Port Project) Series 2023 AGM (AA/NR)(a)
800,000	5.000		04/01/48	851,166
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)(a)
800,000	5.000		05/15/30	822,780
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,009,773

				10,307,114

Maine — 2.6%
Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)(a)
1,000,000	3.000		11/01/37	904,126
Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,570,071
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
115,000	5.000		07/01/24	115,136
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,270,796
835,000	2.050		11/15/25	806,569
1,000,000	2.100		11/15/26	955,068
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150		11/15/29	772,729
870,000	2.250		11/15/30	791,909
905,000	2.350		11/15/31	821,814
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1)
470,000	5.000		01/01/24	472,673
215,000	5.000	(a)	01/01/34	223,292
330,000	5.000	(a)	01/01/35	342,608

				10,046,791

Massachusetts(a) — 0.4%
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)
960,000	1.850		06/01/32	810,652
710,000	1.900		12/01/32	596,836

				1,407,488

Michigan — 4.2%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	739,235
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
500,000	2.000		05/01/25	472,771

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR) (continued)
$ 1,475,000	2.000%		11/01/25	$ 1,377,120
500,000	2.000		05/01/26	461,575
1,875,000	2.000		11/01/26	1,712,470
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	481,597
495,000	5.000		07/01/32	533,907
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	411,396
Hazel Park School District GO Bonds (Refunding) Series 2022 (AA/NR)
1,135,000	4.000		05/01/24	1,139,722
Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000		05/01/31	1,298,670
Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	931,589
Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/A1)(a)
2,370,000	4.000		05/01/31	2,466,407
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)(b)
750,000	5.000		05/01/26	774,349
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA+/NR)
500,000	2.816		04/01/25	476,874
Michigan State Housing Development Authority Revenue Bonds Series A (AA+/NR)
400,000	2.150		04/01/25	390,042
470,000	2.550	(a)	04/01/28	448,784
410,000	2.600	(a)	10/01/28	390,446
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	767,429
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	651,652

				15,926,035

Minnesota – 0.1%
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
230,000	1.700		07/01/26	216,420

Mississippi – 1.7%
Mississippi Development Bank Revenue Bonds (Meridian Public School) Series 2023 BAM (AA/A2)(a)
1,500,000	4.000		04/01/37	1,511,000
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
300,000	5.000		11/01/29	306,129
400,000	5.000		11/01/30	408,483
500,000	5.000		11/01/31	508,679
400,000	5.000		11/01/32	406,716
Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A3)
1,055,000	5.000		10/15/25	1,085,773

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Mississippi – (continued)
Mississippi State Home Corp. Revenue Bonds Series 2022 (NR/Aaa)
$ 720,000	1.800%		06/01/30	$ 632,053
690,000	1.850		12/01/30	602,807
1,000,000	1.950	(a)	06/01/31	870,041

				6,331,681

Missouri – 1.0%
City of Missouri Development Finance Board Revenue Bonds (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	875,370
1,825,000	4.000		04/01/29	1,890,053
810,000	4.000		04/01/30	841,283

				3,606,706

Nebraska(a) – 0.2%
Citry of Omaha Public Facilities Corp.Revenue Bonds Series A (AA+/Aa2)
860,000	3.000		04/15/34	825,806
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)
35,000	3.000		05/15/46	27,179

				852,985

New Jersey – 1.7%
County of Union NJ GO Bonds Series 2016 (AA+/Aaa)(a)
600,000	2.000		03/01/27	563,764
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	723,475
500,000	4.000		06/15/27	519,889
500,000	4.000	(a)	06/15/28	521,448
760,000	4.000	(a)	06/15/29	792,969
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
340,000	3.150		06/15/25	338,049
Township of Washington NJ/Gloucester County GO Bonds Series 2021 (NR/Aa2)(a)
1,000,000	2.000		05/15/33	849,006
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
690,000	4.000		12/01/26	711,951
705,000	4.000		12/01/27	735,561
730,000	4.000	(a)	12/01/28	762,216

				6,518,328

New Mexico – 1.3%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)(a)
845,000	4.000		06/01/29	866,986
500,000	4.000		06/01/30	513,472
500,000	4.000		06/01/33	510,608
New Mexico State Mortgage Finance Authority Revenue Bonds Series A (NR/Aaa)
775,000	1.900		03/01/31	672,129
520,000	2.050	(a)	03/01/32	460,954
585,000	2.100	(a)	09/01/32	517,219

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
New Mexico – (continued)
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)(a)
$ 1,685,000	2.250%	06/01/27	$ 1,582,315

			5,123,683

New York(a) – 1.9%
Little Falls City School District GO Bonds (Refunding) Series 2022 (AA/NR)
1,305,000	2.250	02/01/33	1,163,575
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000	06/01/29	506,347
New York State Dormitory Authority Revenue Bonds (Refunding) Series A (AA+/NR)
3,180,000	4.000	03/15/38	3,225,045
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
890,000	2.700	12/01/32	729,988
915,000	2.850	12/01/33	746,035
940,000	3.000	12/01/34	763,206

			7,134,196

North Carolina(a) – 0.4%
County of Hoke NC Revenue Bonds(Refunding) Series 2021 (A+/Aa3)
865,000	3.000	06/01/35	802,738
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)
610,000	3.200	01/01/29	600,279

			1,403,017

Ohio – 6.6%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
885,000	4.000	12/01/29	909,344
960,000	4.000	12/01/31	983,058
Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000	12/01/26	556,380
City of Akron OH Income Tax Revenue Bonds (Refunding) Series 2022 (AA-/NR)(a)
1,000,000	4.000	12/01/32	1,035,631
1,000,000	4.000	12/01/33	1,036,422
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/Aa3)
995,000	4.000	12/01/25	1,014,710
935,000	5.000	12/01/27	1,014,755
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)
100,000	4.000	12/01/25	101,808
110,000	5.000	12/01/27	119,243
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)(a)
2,500,000	2.000	12/01/31	2,231,741
Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000	12/01/30	643,502
660,000	3.000	12/01/32	632,540
675,000	3.000	12/01/33	644,015
Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000	11/15/31	368,340

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa2)
$ 765,000	5.000%		10/01/27	$ 827,427
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	635,358
500,000	4.000		12/01/29	503,488
Maumee City School District GO Bonds (Refunding) Series B (AA-/NR)
1,295,000	3.000		12/01/30	1,278,643
1,155,000	4.000		12/01/31	1,235,532
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
725,000	4.000		12/01/34	749,598
2,245,000	4.000		12/01/36	2,268,465
2,170,000	4.000		12/01/37	2,181,962
Ohio State Hospital Refunding Revenue Bonds (Cleveland Clinic Health System Obligated Group) Series A (AA/Aa2)
1,000,000	5.000		01/01/24	1,006,388
Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000		11/15/31	372,100
Triway Local School District COPS Certificates of Participation Series 2021 BAM (AA/NR)(a)
1,000,000	4.000		12/01/30	1,039,662
1,060,000	4.000		12/01/31	1,097,405
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	700,062

				25,187,579

Oklahoma – 2.2%
Bryan County School Finance Authority Revenue Bonds Series 2020 (A/NR)
895,000	4.000		09/01/24	900,084
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,398,661
1,770,000	4.000	(a)	12/01/30	1,835,985
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
2,000,000	4.000		09/01/36	2,045,354
Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
2,000,000	4.000		07/01/38	1,991,747

				8,171,831

Oregon(a) – 0.3%
State of Oregon Housing & Community Services Department Revenue Bonds Series A (NR/Aa2)
1,315,000	3.375		01/01/34	1,297,026

Pennsylvania – 11.0%
Berwick Area School District GO Bonds Series 2021 (AA/NR)(a)
345,000	3.000		11/15/34	323,310
685,000	3.000		11/15/35	637,381
720,000	3.000		11/15/36	655,376

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
$ 1,650,000	5.000%	02/01/26	$ 1,720,338
Bucks County Technical School Authority Revenue Bonds Series 2022 (AA/A1)(a)
455,000	4.000	02/15/33	476,923
685,000	4.000	02/15/36	705,370
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000	11/15/26	1,051,200
Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000	09/01/33	2,461,284
Easton Area School District Revenue Bonds Series 2021 (NR/Aa2)(a)
1,100,000	4.000	04/01/33	1,155,610
Gateway School District Alleghany County GO Bonds Series 2021 (AA/A1)(a)
795,000	3.000	10/15/35	727,712
Gateway School District Alleghany County GO Bonds Series 2021 (BAM) (AA/A1)(a)
1,000,000	3.000	10/15/34	936,282
Hamburg Area School District PA Series 2021 (AA-/NR)(a)
1,400,000	3.000	04/01/35	1,305,133
Pennsylvania Economic Development Financing Authority Revenue Bonds Series 2020 (A/A2)(a)
3,145,000	4.000	04/15/38	3,132,653
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
500,000	5.000	06/01/26	515,591
525,000	5.000	06/01/27	545,141
525,000	5.000	06/01/28	550,294
535,000	5.000	06/01/29	567,381
425,000	5.000	06/01/30	455,395
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2)
1,250,000	2.082	03/01/24	1,223,009
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2023 (A/A2)(a)
1,000,000	4.000	05/15/40	975,540
1,000,000	4.000	05/15/41	972,376
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000	08/15/42	466,966
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100	10/01/30	710,205
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/A1)
335,000	2.355	12/01/26	306,702
400,000	2.533	12/01/27	361,741
350,000	2.633	12/01/29	305,681
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000	12/01/35	3,264,790
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (AA-/A1)(a)
500,000	5.000	12/01/26	512,830

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
$ 1,000,000	4.000%		09/01/36	$ 1,016,423
Pittsburgh Water & Sewer Authority Revenue Bonds Series A (AA/A1)(a)
800,000	5.000		09/01/40	895,817
1,750,000	5.000		09/01/41	1,952,089
Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	1,781,211
1,610,000	2.000		09/01/29	1,441,706
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	240,217
225,000	5.000		05/01/29	243,936
400,000	5.000		05/01/30	439,732
375,000	5.000		05/01/31	417,395
325,000	4.000	(a)	05/01/32	326,218
325,000	4.000	(a)	05/01/33	325,998
300,000	4.000	(a)	05/01/34	301,834
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
550,000	4.000		07/01/25	555,819
520,000	4.000		07/01/27	536,541
400,000	5.000	(a)	07/01/28	422,243
500,000	4.000	(a)	07/01/33	505,876
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,016,147
Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	666,981
840,000	4.000	(a)	05/15/27	864,131
York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	651,387

				41,623,915

Rhode Island(a) – 1.2%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)
760,000	4.000		11/01/32	800,528
980,000	4.000		11/01/33	1,030,102
Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)
1,000,000	5.000		04/01/29	1,069,559
Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)
2,025,000	2.100		04/01/32	1,725,258

				4,625,447

South Carolina – 0.6%
City of North Charleston SC Noisette Community Redevelopment Project Area Series 2022 (AA-/NR)(a)
1,130,000	4.000		10/01/36	1,168,014
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,019,309

				2,187,323

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
South Dakota – 0.9%
County of Clay SD G0 Bonds Series 2023 (NR/Aa3)(a)
$ 1,000,000	5.000%		12/01/38	$ 1,098,041
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	29,727
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	750,759
825,000	5.000		09/01/24	837,366
605,000	5.000		09/01/25	621,835

				3,337,728

Tennessee – 0.5%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	535,031
600,000	5.000	(a)	07/01/29	639,569
500,000	5.000	(a)	07/01/30	532,450
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
125,000	4.050		01/01/38	125,087

				1,832,137

Texas – 8.2%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/30	1,029,901
1,000,000	4.000		08/15/31	1,026,951
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000		08/15/25	748,558
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000		12/01/30	552,479
485,000	4.000		12/01/32	493,844
Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,075,000	3.000		08/15/33	1,015,254
1,000,000	4.000		08/15/34	1,028,835
1,000,000	4.000		08/15/35	1,018,203
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa2)(a)
430,000	5.000		09/01/27	447,285
980,000	5.000		09/01/28	1,021,131
City of Atlanta Department of Aviation Revenue Bonds Series 2022 (A+/A1)
1,250,000	5.000		11/15/32	1,393,381
City of Brownsville TX Utilities System Revenue Bonds (Refunding) Series 2022 (AA/NR)(a)
500,000	5.000		09/01/42	537,467
City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000		07/01/31	969,344
City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000		07/01/29	1,078,597
900,000	5.000		07/01/30	981,755
1,200,000	5.000		07/01/31	1,321,674

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Greater Texoma Utility Authority Revenue Bonds (City Of Sherman Project) Series 2022 (AA/NR)(a)
$ 2,515,000	4.000%		10/01/39	$ 2,516,686
Greenville TX Electric System Revenue Bonds Series 2022 (AA/NR)(a)
1,000,000	5.000		02/15/47	1,054,337
Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (AA/NR)
905,000	4.000		03/01/32	951,926
970,000	4.000	(a)	03/01/33	1,017,465
1,015,000	4.000	(a)	03/01/34	1,063,700
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000		02/15/25	308,160
Kyle TX GO Bonds Series 2022 (AA/NR)(a)
1,500,000	4.000		08/15/37	1,514,820
1,500,000	4.000		08/15/38	1,506,259
Laredo TX GO Bonds Series 2022 (AA/Aa2)(a)
1,740,000	5.000		02/15/40	1,911,712
McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(c)
465,000	0.000		02/15/25	435,889
North Fort Bend Water Authority Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
1,350,000	4.000		12/15/32	1,433,689
Round Rock Transportation & Economic Development Corp. (Taxable) Series 2021 BAM (AA/NR)
910,000	1.250		08/15/26	812,481
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000		09/01/31	908,134
870,000	4.000		09/01/32	894,725

				30,994,642

Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A+/A2)
1,000,000	5.000		07/01/26	1,039,169
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)(a)
500,000	5.000		07/01/34	530,123

				1,569,292

Vermont – 0.9%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
400,000	5.000		06/15/25	406,913
400,000	5.000		06/15/26	412,933
780,000	5.000		06/15/27	816,930
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AAA/NR)
300,000	5.000		06/15/24	302,759
Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000		06/15/29	423,333
455,000	5.000		06/15/30	484,903
475,000	5.000		06/15/31	508,741

				3,356,512

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Washington(a) – 0.9%
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A+/A1)
$ 900,000	3.600%	06/01/26	$ 891,306
Port of Seattle WA Special Facilities Revenue Bonds Series 2017 (AA-/A1)
1,500,000	5.000	05/01/37	1,553,156
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (A+/WR)
495,000	5.000	08/15/27	508,724
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A/A2)
150,000	5.000	10/01/30	159,116
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
290,000	3.450	12/01/30	283,662

			3,395,964

Wisconsin(a) – 3.2%
City of Milwaukee WI GO Bonds (Refunding) Series 2022 (AA/NR)
2,000,000	5.000	04/01/35	2,217,986
City of Milwaukee WI GO Bonds Series 2020 (AA/NR)
2,580,000	4.000	04/01/35	2,620,406
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	539,625
765,000	4.000	03/01/31	793,468
540,000	4.000	03/01/32	556,956
Rosendale-Brandon School District GO Bonds (Refunding) Series 2023 AGM (AA/NR)
2,260,000	4.000	04/01/40	2,222,483
Tomorrow River School District GO Bonds Series 2022 (AA/NR)
1,910,000	4.000	03/15/41	1,917,314
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)
1,170,000	4.082	07/01/29	1,105,549

			11,973,787

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $382,536,067)			$366,354,204

Shares	Dividend Rate	Value

Investment Company – 3.0%
State Street Institutional US Government Money Market Fund - Premier Class (NR/NR)
11,411,537	5.191%	$ 11,411,537
(Cost $11,411,537)

TOTAL INVESTMENTS – 99.5% (Cost $393,947,604)	$377,765,741

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%	1,849,297

NET ASSETS – 100.0%	$379,615,038

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
WR	— Withdrawn Rating

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 97.8%
Alabama(a) – 0.8%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
$ 2,000,000	5.000%		12/01/31	$ 2,140,769

Arizona(a) – 0.9%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,680,000	4.000		11/01/40	2,534,411

Illinois(a) – 1.8%
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA+/Aa2)
3,000,000	2.900		08/01/31	2,817,291
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000		12/01/34	518,626
500,000	4.000		12/01/35	512,283
500,000	4.000		12/01/36	505,547
515,000	4.000		12/01/37	515,087

				4,868,834

Indiana – 2.4%
Carmel Redevelopment Authority Revenue Bonds Series 2022 (AA/NR)(a)
3,650,000	3.000		07/15/40	3,158,350
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (A+/NR)
505,000	3.000		08/01/27	492,122
860,000	3.000		08/01/28	833,910
500,000	3.000	(a)	08/01/33	477,295
Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue)- Series 2021 (AA+/NR)(a)
1,575,000	3.000		08/01/32	1,564,320

				6,525,997

Kansas(a) – 0.5%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000		08/01/44	1,381,341

Maine(a) – 1.0%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000		10/01/33	2,728,833

Michigan(a) – 1.0%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550		06/01/27	2,786,892

Missouri – 87.0%
Andrew County Reorganized School District No. 3 Certificates of Participation Series 2023 BAM (AA/NR)(a)
2,000,000	4.000		04/15/43	1,999,111

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
$ 760,000	4.000%	08/15/28	$ 784,334
645,000	4.000	08/15/29	666,578
825,000	4.000	08/15/30	853,288
555,000	4.000	08/15/31	572,897
Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
1,150,000	4.000	03/01/39	1,183,889
1,000,000	4.000	03/01/40	1,026,805
750,000	4.000	03/01/41	770,218
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000	10/01/33	2,115,907
1,655,000	4.000	10/01/34	1,689,404
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
900,000	4.000	03/01/31	936,566
750,000	4.000	03/01/37	762,019
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Refunding) Series 2022 (A+/NR)
915,000	4.000	03/01/28	949,216
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
1,415,000	4.000	10/01/36	1,430,595
1,735,000	4.000	10/01/38	1,716,945
City of Carthage MO Certificates of Participation Series 2022 (A+/NR)(a)
1,145,000	5.000	05/01/37	1,210,071
City of Columbia MO Water & Electric System Revenue Bonds (Refunding) Series B (A+/NR)(a)
1,850,000	4.000	10/01/30	1,896,389
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/Aa3)(a)
505,000	3.000	10/01/30	504,756
520,000	3.000	10/01/31	514,917
550,000	3.000	10/01/33	538,219
570,000	3.000	10/01/34	556,657
City of Jennings MO Certificates of Participation Series 2021 (A-/NR)(a)
1,095,000	4.000	03/01/31	1,119,383
1,230,000	4.000	03/01/34	1,253,618
750,000	4.000	03/01/37	751,406
530,000	4.000	03/01/40	513,848
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A1)(a)
1,000,000	5.000	04/01/35	1,128,081
760,000	5.000	04/01/36	848,315
1,435,000	5.000	04/01/37	1,583,847
City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000	05/01/34	958,654
640,000	4.000	05/01/35	660,868
685,000	4.000	05/01/36	698,493
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000	03/01/34	1,012,912
1,000,000	4.000	03/01/35	1,011,677

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(a)
$ 1,000,000	4.000%		03/01/33	$ 1,014,951
1,000,000	4.000		03/01/34	1,012,912
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	487,775
County of Barry MO Certificate of Participation Series 2023 (NR/A3)
640,000	5.000		10/01/29	684,472
670,000	5.000		10/01/30	720,615
705,000	5.000		10/01/31	760,646
740,000	5.000	(a)	10/01/32	793,295
County of Cole MO Reorganized School District No. 2 GO Series 2019 (AA+/NR)(a)
3,370,000	5.000		03/01/36	3,446,660
County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
1,075,000	4.000		04/01/27	1,106,153
1,100,000	4.000	(a)	04/01/28	1,131,180
County of Greene MO Certificate of Participation Series 2018 (NR/Aa2)(a)
1,000,000	4.000		09/01/31	1,035,877
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
1,150,000	4.000		03/01/32	1,188,751
1,200,000	4.000		03/01/33	1,238,717
625,000	4.000		03/01/34	644,128
Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	759,220
830,000	5.000	(a)	04/01/30	921,570
905,000	5.000	(a)	04/01/31	1,006,972
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000		12/30/32	758,579
1,780,000	3.000		12/30/33	1,682,871
Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
1,130,000	5.000		09/01/36	1,218,012
1,000,000	5.000		09/01/37	1,071,758
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000		03/01/38	923,757
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
905,000	4.000		03/01/30	935,284
985,000	4.000		03/01/32	1,016,499
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
185,000	5.625		03/01/25	184,989
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
3,225,000	5.000		10/01/37	3,317,011

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Hazelwood School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
$ 2,750,000	5.000%		03/01/42	$ 3,008,783
Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000		02/15/34	348,262
400,000	4.000		02/15/35	394,048
580,000	4.000		02/15/36	564,075
700,000	4.000		02/15/37	658,817
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/WR)(a)
500,000	5.000		06/01/34	560,537
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (AA/Aa2)
2,000,000	5.000		05/01/33	2,326,092
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000		03/01/30	1,534,828
Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,470,000	3.250		03/01/38	1,360,185
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)(a)
960,000	3.000		04/01/26	947,714
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)(a)
700,000	4.000		05/01/27	712,903
630,000	4.000		05/01/29	643,240
675,000	4.000		05/01/30	689,781
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,134,247
1,000,000	5.500		03/01/36	1,126,958
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	451,132
575,000	3.250		04/15/30	550,156
550,000	3.300		04/15/31	524,082
700,000	3.375		04/15/32	662,036
Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
100,000	3.000		03/01/27	99,586
200,000	4.000	(a)	03/01/30	207,657
165,000	4.000	(a)	03/01/31	171,274
180,000	4.000	(a)	03/01/32	186,710
200,000	4.000	(a)	03/01/33	207,354
Jackson County MO School District No. 58 GO Bonds Series B (NR/A1)(a)
1,365,000	4.000		03/01/28	1,406,228
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/Aa3)(a)
1,455,000	4.000		12/01/28	1,484,264

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jasper County MO Reorganized School District No. R-9 Carthage GO Bonds (Refunding) Series B (AA+/NR)(a)
$ 675,000	4.000%	03/01/31	$ 707,926
1,575,000	4.000	03/01/32	1,651,229
Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000	04/01/35	1,257,272
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000	03/01/30	15,348
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(a)
1,525,000	4.000	03/01/29	1,576,608
Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A+/NR)(a)
585,000	3.000	04/01/29	571,571
605,000	3.000	04/01/30	590,086
420,000	3.000	04/01/31	413,230
460,000	3.000	04/01/33	437,315
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A+/NR)(a)
1,895,000	5.000	02/15/27	1,907,452
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
500,000	2.378	02/15/25	476,038
1,020,000	2.558	02/15/26	952,721
815,000	2.844	02/15/28	742,756
825,000	2.894	02/15/29	739,636
Joplin MO Schools GO Buildings - Series 2020 (AA+/NR)(a)
1,285,000	3.000	03/01/35	1,235,219
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series 2020 (A-/A2)
2,000,000	5.000	03/01/30	2,166,770
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)(a)
1,275,000	4.000	03/01/34	1,311,403
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
2,540,000	5.000	03/01/28	2,681,483
1,370,000	5.000	03/01/29	1,465,746
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500	09/01/29	2,133,788
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000	01/01/33	1,908,623

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A2)(a)
$ 1,000,000	5.000%		09/01/31	$ 1,070,639
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000		04/01/27	1,030,113
Liberty Public School District No. 53 GO Bonds Series 2023 (AA/NR)(a)
2,000,000	4.000		03/01/42	1,995,928
Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(a)
500,000	4.000		03/01/30	515,873
Missouri Development Finance Board Infrastructure Facilities Refunding Revenue Bonds (City Of Independence) Series C (AA/NR)(a)
2,500,000	5.000		06/01/33	2,878,244
Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA-/A1)(a)
1,000,000	5.250		05/01/36	1,132,081
1,100,000	5.250		05/01/37	1,229,094
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Series 2022 (NR/A2)(a)
500,000	5.250		12/01/41	542,484
500,000	5.250		12/01/42	541,798
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	929,367
990,000	4.000	(a)	04/01/32	1,023,335
1,095,000	4.000	(a)	04/01/33	1,125,872
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
635,000	2.000		04/01/27	596,912
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	805,142
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(a)
595,000	5.000		01/01/30	607,871
775,000	5.000		01/01/31	791,334
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,441,041
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
2,030,000	5.000		10/01/27	2,155,502

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
$ 670,000	5.000%	09/01/33	$ 720,959
800,000	5.000	09/01/38	833,616
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000	10/01/26	2,404,748
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000	11/15/35	2,553,967
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,375,000	5.000	12/01/31	1,409,340
1,000,000	5.000	12/01/33	1,024,017
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	1,028,952
1,100,000	5.000	06/01/37	1,175,322
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA-/NR)(a)
1,250,000	4.000	05/15/33	1,265,633
250,000	4.000	05/15/39	247,203
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(a)
330,000	2.400	11/01/30	304,633
315,000	2.500	05/01/31	291,919
325,000	2.550	11/01/31	300,955
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
160,000	3.550	11/01/30	158,627
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)(a)
260,000	3.050	11/01/28	253,630
240,000	3.150	11/01/29	234,855
260,000	3.250	11/01/30	255,620
Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000	04/01/39	1,234,380
Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(a)
500,000	4.000	03/01/33	515,275
800,000	4.000	03/01/34	822,841
North Kansas City MO School District No. 74 GO Bonds Series 2020 (AA+/Aa1)(a)
2,445,000	3.000	03/01/30	2,433,879

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
North Kansas City MO School District No. 74 GO Bonds Series 2022 (AA+/Aa1)(a)
$ 2,000,000	5.250%		03/01/39	$ 2,285,061
O’Fallon Fire Protection District GO Bonds Series 2023 (NR/Aa2)(a)
510,000	4.000		03/01/38	523,975
530,000	4.000		03/01/39	542,114
575,000	4.000		03/01/41	583,676
600,000	4.000		03/01/42	606,549
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	500,453
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000		03/01/36	379,355
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
1,000,000	4.000		03/01/37	1,015,240
1,000,000	4.000		03/01/38	1,006,794
750,000	4.000		03/01/39	751,123
Platte County Reorganized School District No R-3 GO Bonds (Refunding) Series 2021 (AA/NR)(a)
2,155,000	5.250		03/01/40	2,432,262
Polk County Mo School District No R-1 GO (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000		03/01/33	615,299
1,600,000	3.000		03/01/35	1,556,217
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	225,032
410,000	3.450		07/01/32	409,996
Rolla School District No. 31 GO Bonds (Missouri Direct Deposit Program) Series 2023 (AA+/NR)(a)
925,000	5.000		03/01/41	1,016,114
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series A (NR/A2)
1,500,000	5.000		07/01/31	1,648,831
1,355,000	5.000		07/01/32	1,502,274
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	546,126
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,326,825
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,403,896
1,220,000	5.000	(a)	07/01/28	1,283,275
1,400,000	5.000	(a)	07/01/30	1,476,755
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)(a)
1,405,000	4.000		05/01/27	1,405,991
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	486,214

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a) (continued)
$ 475,000	4.000%	11/01/35	$ 488,653
815,000	4.000	11/01/36	832,862
845,000	4.000	11/01/37	853,033
920,000	4.000	11/01/38	917,272
St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,605,000	2.125	04/01/39	1,875,055
St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)
1,200,000	4.000	07/15/28	1,245,751
St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)(a)
1,570,000	3.000	07/15/32	1,517,272
1,615,000	3.000	07/15/33	1,540,644
1,665,000	3.000	07/15/34	1,584,365
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(a)
1,000,000	4.000	12/01/31	1,021,282
St. Charles County Public Water Supply District No. 2 Certificates of Participation (Water Utility IMPS) Series 2022 (AA+/NR)(a)
2,000,000	4.000	12/01/44	1,952,237
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
1,000,000	4.000	04/01/35	1,023,760
2,000,000	4.000	04/01/36	2,036,365
2,515,000	4.000	04/01/37	2,537,007
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,930,000	4.000	04/01/26	1,930,874
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000	03/01/32	1,015,772
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000	02/15/27	2,847,050
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)(a)
2,595,000	4.000	02/15/35	2,632,843
St. Louis MO Municipal Library District Revenue Bonds (Refunding) Series 2020 (AA/NR)(a)
1,900,000	3.000	03/15/39	1,665,161
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,000,000	4.000	04/01/29	1,024,337
1,000,000	4.000	04/01/30	1,023,979
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000	03/01/33	1,764,840
1,840,000	4.000	03/01/34	1,880,733

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Stone County Reorganized School District No. 4 GO (Reeds Spring) Series 2022 (AA/NR)(a)
$ 2,000,000	4.000%		03/01/39	$ 1,994,690
Strafford Fire Protection District GO Bonds Series 2022 BAM (AA/NR)(a)
1,125,000	5.000		03/01/40	1,206,695
Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750		07/01/36	721,446
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A2)(a)
865,000	3.000		06/01/25	845,794
University City Municipal Library District Certification of Participation Series 2022 (NR/A1)(a)
710,000	3.000		04/15/39	600,312
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
555,000	4.000		03/01/27	570,161
450,000	4.000	(a)	03/01/35	457,171
500,000	4.000	(a)	03/01/37	503,166
755,000	4.000	(a)	03/01/39	755,408
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	474,193
560,000	3.000		03/01/37	515,974
Washington MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
2,400,000	4.000		03/01/38	2,380,234
Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
500,000	4.000		03/01/32	521,244
890,000	4.000		03/01/33	927,362
Wentzville MO Certificates of Participation Series 2023 (NR/Aa3)
250,000	5.000		03/01/32	281,531
260,000	5.000		03/01/33	294,640
340,000	5.000	(a)	03/01/34	384,454
360,000	5.000	(a)	03/01/35	404,301
380,000	5.000	(a)	03/01/36	422,420
320,000	5.000	(a)	03/01/37	350,676
600,000	4.000	(a)	03/01/39	594,977
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
2,000,000	0.000		03/01/26	1,816,740
2,095,000	0.000		03/01/27	1,826,397
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,810,000	4.000		04/01/32	1,832,199
1,800,000	4.000		04/01/33	1,820,885
1,800,000	4.000		04/01/34	1,821,139
Wright City R-II School District GO Bonds Series 2022 AGM (AA/NR)(a)
1,055,000	6.000		03/01/34	1,313,478

				237,446,988

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
North Dakota(a) – 0.8%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
$ 2,310,000	2.600%	07/01/28	$ 2,202,999
105,000	3.150	01/01/36	97,644

			2,300,643

Ohio(a) – 0.9%
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)
1,500,000	2.000	12/01/31	1,339,045
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
715,000	3.000	12/01/35	664,337
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125	12/01/34	581,612

			2,584,994

Oklahoma(a) – 0.7%
McClain County Independent School District No 5 Washington Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)
1,735,000	4.000	09/01/33	1,835,024

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $279,059,818)			$267,134,726

Shares	Dividend Rate	Value

Investment Company – 0.3%
State Street Institutional US Government Money Market Fund - Premier Class
699,371	5.191%	$ 699,371
(Cost $699,371)

TOTAL INVESTMENTS – 98.1% (Cost $279,759,189)		$267,834,097

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		5,162,723

NET ASSETS – 100.0%		$272,996,820

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
WR	— Withdrawn Rating

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 99.5%
Alabama(a) – 1.5%
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
$ 1,000,000	4.000%	12/01/35	$ 1,002,932
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
1,000,000	5.000	12/01/31	1,070,384

			2,073,316

Georgia(a) – 0.6%
University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (A+/NR)
745,000	5.000	06/15/34	836,378

Illinois(a) – 2.0%
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000	01/01/33	1,032,241
Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000	12/01/36	1,708,750

			2,740,991

Indiana – 6.4%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
440,000	4.000	01/15/35	448,189
City of Bloomington IN Revenue Bonds Series 2022 (AA-/NR)(a)
1,420,000	4.000	07/01/35	1,463,297
City of Martinsville Indiana Government Facility Building Corp. Revenue Bonds Series 2023 BAM (AA/NR)(a)
500,000	5.250	08/01/37	555,158
500,000	5.250	08/01/42	544,902
Frankfort Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 BAM (AA/NR)(a)
1,500,000	5.000	08/01/38	1,660,757
Noblesville Redevelopment Authority Revenue Bonds (Pleasant street Project) Series 2022 (AA/NR)(a)
775,000	4.750	07/15/45	808,327
Northwestern School Building Corp. Revenue Bonds Series 2023 (AA+/NR)(a)
550,000	6.000	07/15/36	653,386
600,000	6.000	07/15/37	705,345
Shelbyville IN Redevelopment Authority Lease Rental Revenue Bonds Series 2021 (A+/NR)(a)
550,000	3.000	08/01/34	523,061
Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000	08/01/31	1,527,849

			8,890,271

Iowa(a) – 0.6%
City of Marion IA Road Use Tax Revenue Bonds Series 2023 (NR/Aa2)
750,000	5.000	06/01/43	787,148

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – 83.7%
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
$ 560,000	5.000%		09/01/27	$ 601,553
585,000	5.000		09/01/28	640,453
415,000	5.000	(a)	09/01/29	460,669
Bel Aire KS GO Bond Series 2022 (SP-1+/NR)(a)
2,000,000	3.000		12/01/25	2,000,528
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	805,701
Bourbon County KS Unified School District No. 234-Fort Scott Certificates of Participation Series 2023 AGM (AA/NR)(a)
830,000	4.000		09/01/39	807,253
Butler County KS Unified School District No. 375 GO Bonds (School Building Improvements) Series 2021 (AGM) (AA/NR)(a)
1,400,000	3.000		09/01/33	1,350,331
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,034,188
500,000	4.000		09/01/31	515,212
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding - Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,382,807
1,305,000	4.000	(a)	09/01/28	1,348,675
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,009,355
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	610,840
600,000	4.000		12/01/29	622,048
650,000	4.000		12/01/30	672,863
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	686,009
740,000	4.000	(a)	09/01/28	766,565
City of Garden KS GO Bonds (Refunding) Series 2020-A (NR/Aa3)(a)
1,255,000	3.000		11/01/29	1,226,900
City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	518,491
City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	491,265
350,000	3.000		10/01/28	347,306
300,000	3.000		10/01/29	297,428
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
545,000	4.000		08/01/27	559,423
445,000	3.000		08/01/28	441,520
525,000	3.000		08/01/29	520,696
650,000	3.000		08/01/32	632,436
City of Topeka KS GO Bonds (Refunding) Series A (AA/NR)(a)
2,000,000	2.000		08/15/28	1,832,536
County of Sumner KS Series 2021 AGM (AA/NR)(a)
925,000	3.000		10/01/34	873,427

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Crawford County Unified School District No 250 Pittsburg GO Bonds Series 2022 BAM (AA/A2)(a)
$ 750,000	4.000%		09/01/41	$ 750,721
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,531,075
1,000,000	5.000		08/01/44	1,079,172
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	324,453
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series A-2023 AGM (AA/A2)(a)
1,785,000	5.000		09/01/40	1,947,508
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series B-2019 BAM (AA/A2)
1,010,000	4.000		09/01/29	1,073,308
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,567,740
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(b)
1,720,000	5.000		09/01/32	1,784,315
750,000	5.000		09/01/40	778,044
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,027,369
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
380,000	4.000		12/01/26	388,666
Geary County Public Building Commission Revenue Bonds Series 2022 (A/NR)(a)
1,000,000	5.000		08/01/47	1,031,613
Harvey County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
430,000	4.000		09/01/31	454,668
450,000	4.000		09/01/32	473,876
475,000	4.000		09/01/33	498,327
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000		09/01/32	1,030,383
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000		09/01/26	1,057,889
1,000,000	3.500	(a)	09/01/30	1,006,981
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000		09/01/33	1,009,789
Johnson County KS Improvement GO Bond Series A (AAA/Aaa)(a)
2,000,000	4.000		09/01/34	2,077,173
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,511,543
Johnson County KS Unified School District No. 231 GO Bonds(Refunding-Gardner-Edgerton) Series 2023 (AA-/NR)
750,000	5.000		10/01/30	849,881
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,025,096

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
$ 1,000,000	4.000%		09/01/29	$ 1,026,234
Johnson County KS Unified School District No. 512 GO Bonds (Refunind-Shawnee Mission) Series 2015 (NR/Aaa)(a)(b)
2,000,000	5.000		10/01/34	2,080,363
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000		10/01/30	647,990
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)(b)
500,000	4.000		10/01/35	509,703
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds Series A (NR/Aaa)(a)
1,500,000	5.000		10/01/41	1,683,876
785,000	5.000		10/01/42	877,883
Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
545,000	4.000		04/01/24	546,693
1,000,000	4.000		04/01/25	1,011,730
350,000	4.000		04/01/26	357,000
Kansas Development Finance Authority Revenue Bonds (State of Kansas University Aerospace And Technology Campus Housing Project) Series A-1 (NR/Aa3)(a)
265,000	3.125		05/01/50	204,991
280,000	3.125		05/01/51	214,049
Kansas Development Finance Authority Revenue Bonds (Wichita State University Project) Series 2020 (NR/Aa3)
2,000,000	5.000		06/01/24	2,025,661
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,250,000	5.000		09/01/29	1,293,674
1,110,000	5.000		09/01/34	1,147,424
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series C (NR/A1)(a)
1,470,000	4.000		07/01/34	1,490,721
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000		11/01/32	1,827,549
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000		03/01/31	2,003,505
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A-/NR)(a)
1,715,000	5.000		07/01/32	1,821,765
1,335,000	4.000		07/01/37	1,320,833
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000		09/01/31	1,191,827
500,000	4.000	(b)	09/01/38	516,577
Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A3)
1,000,000	4.000		09/01/26	1,014,834
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000		09/01/33	1,081,458

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
$ 200,000	3.000%		09/01/39	$ 174,140
380,000	3.000		09/01/40	325,162
320,000	3.000		09/01/41	269,873
Nemaha County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000		09/01/43	808,164
750,000	4.000		09/01/48	745,351
Osage County KS GO Bonds (Refunding) Series A (AA-/NR)(a)
570,000	3.000		09/01/36	534,525
350,000	3.000		09/01/38	318,905
575,000	3.000		09/01/41	508,337
Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(b)
170,000	3.000		09/01/30	170,260
Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000		09/01/30	1,809,017
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)(b)
965,000	5.000		09/01/29	1,002,072
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000		10/01/30	1,066,296
1,000,000	4.000		10/01/31	1,073,056
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000		11/01/32	944,607
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000		09/01/25	807,156
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(b)
1,425,000	5.000		09/01/34	1,452,134
Sedgwick County KS Unified School District No. 262 Valley Center GO Bonds (Refunding) Series 2015 (A+/NR)
1,115,000	5.000		09/01/24	1,133,969
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000		10/01/29	1,335,015
Sedgwick County KS Unified School District No. 266 GO Bonds Series A (AA/NR)
300,000	3.000		09/01/26	298,323
715,000	4.000	(a)	09/01/29	738,924
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series B (A+/A1)(a)(b)
700,000	4.000		09/01/30	712,184
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	493,709
1,000,000	4.000		09/01/31	1,017,206
1,065,000	5.000		09/01/32	1,099,173
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
490,000	3.000		09/01/25	487,563
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
895,000	4.000		09/01/31	925,588

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
$ 600,000	4.000%		09/01/29	$ 619,863
650,000	4.000		09/01/30	672,100
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(c)
2,000,000	0.000		09/01/23	1,993,402
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000		09/01/27	928,361
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
1,400,000	5.000		09/01/39	1,568,303
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)
1,000,000	5.000		09/01/27	1,080,184
1,250,000	5.000	(a)	09/01/32	1,351,429
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series 2015 (AA-/NR)(a)
2,000,000	5.000		09/01/45	2,021,872
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,627,657
1,930,000	5.000	(a)	09/01/48	2,018,960
Wabaunsee County Unified School District No. 330 Mission Valley GO Bonds Series 2022 BAM (AA/NR)(a)
1,000,000	5.500		09/01/42	1,121,801
Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)
490,000	4.000		07/01/26	499,877
515,000	4.000		07/01/27	529,911
555,000	4.000		07/01/29	579,292
Wichita KS GO Bonds (AMT-Airport) Series 2015 (AA+/Aa2)(a)
1,200,000	5.000		12/01/35	1,228,338
Wichita KS GO Bonds Series B (AMT) (AA+/Aa2)(a)
940,000	4.000		12/01/42	925,140
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000		09/01/32	1,094,050
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000		10/01/26	419,446
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000		09/01/26	1,016,160
1,000,000	4.250		09/01/39	988,026
Wyandotte County KS School District No. 500 GO Bonds Series A (AA-/Aa3)(a)(b)
500,000	5.500		09/01/47	537,008

				116,304,297

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – 0.5%
Butler County MO Unified School District R-V GO Bonds COPS Certificates of Participation (Refunding-School Building) Series 2022 (A-/NR)(a)
$ 435,000	3.000%	04/01/33	$ 411,271
City of Independence MO Development Authority Revenue GO (Refunding) Bonds Series 2021 (A-/NR)
335,000	3.000	04/01/27	322,900

			734,171

Ohio(a) – 0.7%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	958,673

Oklahoma – 0.7%
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)
1,000,000	4.000	09/01/32	1,058,603

Texas(a) – 1.5%
Greater Texoma Utility Authority Revenue Bonds (City Of Sherman Project) Series 2023 AGM (AA/NR)
1,000,000	4.000	10/01/42	978,351
Sabine-Neches Navigation District GO Bonds Series 2022 (Sabine -Neches Waterway Project) (NR/Aa2)
500,000	5.250	02/15/38	558,033
500,000	5.250	02/15/39	555,190

			2,091,574

Utah(a) – 0.5%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	650,176

Wisconsin(a) – 0.8%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Series 2022 (A+/A2)
500,000	5.000	12/01/38	531,571
500,000	5.000	12/01/39	528,746

			1,060,317

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $142,562,303)			$138,185,915

Shares	Dividend Rate	Value

Investment Company – 0.8%
State Street Institutional US Government Money Market Fund –Premier Class (NR/NR)
1,093,484	5.191%	$ 1,093,484
(Cost $1,093,484)

TOTAL INVESTMENTS – 100.3% (Cost $143,655,787)		$139,279,399

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(371,231)

NET ASSETS – 100.0%		$138,908,168

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
GO	— General Obligation
NR	— Not Rated
WR	— Withdrawn Rating

THE COMMERCE FUNDS

Schedule of Investments

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Commerce is subject to the Trust’s Board of Trustees oversight and certain reporting and other requirements intended to provide the Trust’s Board of Trustees the information needed to oversee Commerce’s fair value determinations. The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has designated Commerce as the “valuation designee” to make all necessary determinations of fair value for portfolio investments for which market quotations are not readily available. Commerce has established a valuation committee (“Valuation Committee”) to undertake the day-to-day responsibility for implementing, performing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, the Valuation Committee regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds may invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments have a readily determinable fair value, they are classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s or Valuation Committee’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities —These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. There is no collateral held as of July 31, 2023.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce, or the Valuation Committee on its behalf, believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2023:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$214,570,122	$—	$—
Exchange Traded Fund	6,193,766	—	—
Total	220,763,888	—	—

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$276,065,770	$—	$—
Exchange Traded Fund	4,901,700	—	—
Investment Company	939,996	—	—
Total	281,907,466	—	—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$221,156,786	$—	$—
Exchange Traded Fund	6,867,570	—	—
Investment Company	1,744,729	—	—
Total	$229,769,085	$—	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$172,201,303	$—
Municipal Bond Obligations	—	98,041,573	—
Mortgage-Backed Obligations	—	171,091,207	—
Corporate Obligations	975,320	471,224,641	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	157,271,564	5,988,184	—
Investment Company	9,060,360	—	—
Total	$167,307,244	$918,546,908	$—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$442,662	$—
Mortgage-Backed Obligations	—	21,612,208	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	6,927,441	5,229,212	—
Investment Company	171,233	—	—
Total	$7,098,674	$27,284,082	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$366,354,204	$—
Investment Company	11,411,537	—	—
Total	$11,411,537	$366,354,204	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$267,134,726	$—
Investment Company	699,371	—	—
Total	$699,371	$267,134,726	$—

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$138,185,915	$—
Investment Company	1,093,484	—	—
Total	$1,093,484	$138,185,915	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund, together (the “Fixed Income Funds”), are subject to credit risk because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

High Yield Risk — The Bond Fund and the National, Missouri and Kansas Tax-Free Intermediate Bond Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The Fixed Income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline when interest rates rise. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Funds to sell assets at inopportune time or at a loss or depressed value and could hurt the Funds’ performance.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

LIBOR Transition Risk — The Funds’ investments, payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rate (“LIBOR”). On July 27, 2017, the Chief Executive of the U.K. Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates were phased out at the end of 2021 as intended, a selection of widely used U.S. dollar LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process, and therefore, any impact of a transition away from LIBOR on the instruments in which the Fund invests cannot yet be determined. Although the Federal Reserve Bank of New York has identified the Secured Overnight Financing Rate (SOFR) as the intended replacement to U.S. dollar LIBOR, foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (SONIA), and other replacement

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

rates, which could be adopted. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to, or produce the same value or economic equivalence as, LIBOR or that instruments using an alternative rate will have the same volume or liquidity. This announcement and any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of a Fund’s investments, performance or financial condition and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.

Liquidity Risk — The Fixed Income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the Fixed Income Funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and/or small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s net asset value may be subject to rapid and substantial changes.

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond Fund may invest 80% of its total assets in mortgage-backed and asset-backed securities. The Short-Term Government Fund may invest 80% of its net assets in government mortgage-backed securities and may purchase other mortgage-backed and asset-backed securities sold by private issuers. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates, and greater risk of default during periods of economic downturns than other securities. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, technology malfunctions, programming flaws, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.